NATIONWIDE

VL SEPARATE

ACCOUNT-G

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance

Company and Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
128,314 shares (cost $1,927,873)	$2,069,697
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
55,097 shares (cost $1,680,642)	1,941,619
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
3,550 shares (cost $18,617)	20,557
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
63,983 shares (cost $2,765,807)	3,606,063
Investors Growth Stock Series - Initial Class (MIGIC)
520 shares (cost $4,449)	5,725
Value Series - Initial Class (MVFIC)
210,088 shares (cost $2,285,031)	2,726,940
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
580 shares (cost $8,175)	8,944
Core Plus Fixed Income Portfolio - Class I (MSVFI)
8,651 shares (cost $84,900)	86,593
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
5,031 shares (cost $57,161)	55,189
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
94,468 shares (cost $1,317,373)	1,340,499
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
183,356 shares (cost $2,869,300)	3,173,893
American Funds NVIT Bond Fund - Class II (GVABD2)
46,843 shares (cost $503,839)	518,080
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
47,133 shares (cost $846,638)	1,028,908
American Funds NVIT Growth Fund - Class II (GVAGR2)
33,441 shares (cost $1,478,544)	1,815,488
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
25,018 shares (cost $826,879)	922,419
Federated NVIT High Income Bond Fund - Class III (HIBF3)
140,386 shares (cost $917,764)	960,238
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
166,453 shares (cost $1,795,989)	2,192,188
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
33,317 shares (cost $250,233)	298,852
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
888 shares (cost $9,111)	10,004
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
35,966 shares (cost $294,762)	321,898
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
69,764 shares (cost $534,958)	721,362
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
173,764 shares (cost $1,450,232)	1,555,187
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
169,738 shares (cost $1,628,743)	1,772,065
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
199,567 shares (cost $1,765,403)	2,023,614
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
53,738 shares (cost $550,527)	561,560
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
505,724 shares (cost $4,784,027)	5,208,956
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
538,603 shares (cost $4,734,924)	5,364,489

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
52,408 shares (cost $503,950)	551,335
NVIT Core Bond Fund - Class I (NVCBD1)
76,914 shares (cost $810,624)	809,901
NVIT Core Plus Bond Fund - Class I (NVLCP1)
15,956 shares (cost $178,866)	177,115
NVIT Fund - Class I (TRF)
84,369 shares (cost $627,991)	768,606
NVIT Government Bond Fund - Class I (GBF)
139,216 shares (cost $1,657,418)	1,599,595
NVIT International Index Fund - Class VI (GVIX6)
80,617 shares (cost $641,204)	687,662
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
300,124 shares (cost $2,447,657)	2,785,149
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
24,561 shares (cost $301,951)	319,294
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
72,780 shares (cost $954,513)	1,037,117
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
108,020 shares (cost $1,057,322)	1,100,728
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
624,663 shares (cost $5,994,196)	6,596,445
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
933,772 shares (cost $8,750,938)	9,711,224
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
41,692 shares (cost $412,679)	434,426
NVIT Mid Cap Index Fund - Class I (MCIF)
33,210 shares (cost $480,453)	613,065
NVIT Money Market Fund - Class I (SAM)
6,170,036 shares (cost $6,170,036)	6,170,036
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
84,798 shares (cost $659,994)	829,327
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
72,385 shares (cost $678,156)	735,427
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
111,734 shares (cost $972,906)	1,073,762
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
25,026 shares (cost $205,737)	224,732
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
138,612 shares (cost $1,021,474)	1,474,832
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
49,535 shares (cost $434,091)	510,207
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
17,620 shares (cost $217,652)	271,875
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
31,000 shares (cost $251,318)	323,947
NVIT Multi-Manager Small Company Fund - Class I (SCF)
32,544 shares (cost $474,153)	587,751
NVIT Multi-Sector Bond Fund - Class I (MSBF)
80,117 shares (cost $676,876)	687,407
NVIT Short Term Bond Fund - Class II (NVSTB2)
9,802 shares (cost $101,118)	101,351
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
210,296 shares (cost $3,180,560)	3,194,399
Templeton NVIT International Value Fund - Class III (NVTIV3)
66,461 shares (cost $818,502)	832,751
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
68,317 shares (cost $584,005)	692,047

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
262,362 shares (cost $1,900,675)	2,261,562
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
47,279 shares (cost $543,307)	529,524
V.I. Capital Appreciation Fund - Series I (AVCA)
990 shares (cost $18,514)	23,061
V.I. Capital Development Fund - Series I (AVCDI)
6,978 shares (cost $79,288)	93,580
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
43,239 shares (cost $640,737)	732,895
VP Inflation Protection Fund - Class II (ACVIP2)
41,000 shares (cost $443,590)	454,693
VP Mid Cap Value Fund - Class I (ACVMV1)
95,965 shares (cost $1,137,863)	1,356,949
VP Value Fund - Class I (ACVV)
89 shares (cost $501)	519
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
89,794 shares (cost $868,784)	1,095,483
Stock Index Fund, Inc. - Initial Shares (DSIF)
91,687 shares (cost $2,557,854)	2,720,348
Appreciation Portfolio - Initial Shares (DCAP)
5,175 shares (cost $162,652)	183,385
Quality Bond Fund II - Primary Shares (FQB)
11,732 shares (cost $131,032)	135,500
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
89,342 shares (cost $1,420,067)	1,781,478
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
65,597 shares (cost $1,052,398)	1,243,715
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
22,479 shares (cost $231,525)	238,283
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
80,011 shares (cost $749,115)	846,518
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
254,363 shares (cost $2,317,082)	2,594,507
VIP Fund - Growth Portfolio - Service Class (FGS)
47,503 shares (cost $1,625,353)	1,757,118
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
190,057 shares (cost $2,373,468)	2,419,422
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
106,871 shares (cost $2,744,900)	3,475,456
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
80,307 shares (cost $1,424,815)	1,339,528
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2,148 shares (cost $13,275)	20,856
Franklin Income Securities Fund - Class 2 (FTVIS2)
42,832 shares (cost $572,241)	634,764
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2,533 shares (cost $45,963)	48,500
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
131,012 shares (cost $1,599,191)	2,168,255
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
61,349 shares (cost $555,934)	688,951
Templeton Foreign Securities Fund - Class 3 (TIF3)
30,668 shares (cost $325,418)	436,707
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
47,120 shares (cost $854,527)	917,892
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
119,328 shares (cost $847,587)	920,017

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Brandes International Equity Fund (MFBIE)
18,187 shares (cost $207,619)	213,154
Business Opportunity Value Fund (MFBOV)
21,555 shares (cost $193,709)	222,012
Frontier Capital Appreciation Fund (MFFCA)
8,226 shares (cost $162,156)	213,392
M Large Cap Growth Fund (MFTCG)
12,366 shares (cost $157,607)	200,693
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
1,539 shares (cost $16,779)	18,871
Socially Responsive Portfolio - I Class Shares (AMSRS)
10,712 shares (cost $124,709)	159,182
Global Securities Fund/VA - Class 3 (OVGS3)
27,510 shares (cost $717,186)	839,040
High Income Fund/VA - Class 3 (OVHI3)
35,134 shares (cost $63,315)	75,188
High Income Fund/VA - Non-Service Shares (OVHI)
710 shares (cost $1,204)	1,512
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
44,463 shares (cost $777,511)	928,383
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
26,558 shares (cost $361,750)	469,009
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
38,059 shares (cost $413,934)	433,873
Low Duration Portfolio - Administrative Class (PMVLDA)
125,805 shares (cost $1,318,317)	1,313,408
Blue Chip Growth Portfolio - II (TRBCG2)
46 shares (cost $491)	509
Equity Income Portfolio - II (TREI2)
16 shares (cost $298)	308
Health Sciences Portfolio - II (TRHS2)
916 shares (cost $12,815)	13,326
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
5,046 shares (cost $175,767)	190,130
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
337,044 shares (cost $3,068,395)	3,340,650
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
7,912 shares (cost $66,686)	75,863
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
52,422 shares (cost $291,390)	293,333
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
18,310 shares (cost $183,952)	218,076
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
31,211 shares (cost $176,700)	214,087
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
14,980 shares (cost $76,556)	95,792
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
45,492 shares (cost $240,183)	306,102
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
14,681 shares (cost $128,872)	152,353
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
91,929 shares (cost $297,776)	320,906
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
21,397 shares (cost $152,345)	182,064
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
7,420 shares (cost $106,508)	128,250
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
3,144 shares (cost $51,450)	69,528

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
13,552 shares (cost $91,705)	117,771
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
148,574 shares (cost $148,574)	148,574
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
47,307 shares (cost $215,592)	244,040
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
17,769 shares (cost $91,374)	94,599
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
167,689 shares (cost $770,057)	883,555
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
175,663 shares (cost $822,815)	943,629
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
10,144 shares (cost $50,367)	54,172
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
7,315 shares (cost $37,785)	47,389
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
18,934 shares (cost $279,080)	316,761
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
12,245 shares (cost $102,097)	128,945
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
8,957 shares (cost $120,588)	150,315
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
10,147 shares (cost $49,447)	61,414
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
36,531 shares (cost $261,596)	294,076

Total Investments	$130,506,240
Accounts Receivable - Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	11,255
Other Accounts Receivable	36,863

$130,554,358

Contract Owners’ Equity:
Accumulation units	130,554,358

Total Contract Owners’ Equity (note 8)	$130,554,358

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	MLVGA2	JACAS	JAGTS2	JAIGS2	MIGIC	MVFIC	MVIVSC
Reinvested dividends	$1,345,207	21,252	4,078	-	15,877	21	34,033	-

Net investment income (loss)	1,345,207	21,252	4,078	-	15,877	21	34,033	-

Realized gain (loss) on investments	(1,941,770)	6,754	(74,505)	198	(127,836)	(77)	(53,841)	10
Change in unrealized gain (loss) on investments	14,124,785	137,950	216,500	1,940	773,754	708	298,691	770

Net gain (loss) on investments	12,183,015	144,704	141,995	2,138	645,918	631	244,850	780

Reinvested capital gains	690,661	10,626	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,218,883	176,582	146,073	2,138	661,795	652	278,883	780

Investment Activity:	MSVFI	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$5,001	3,104	2,235	21,730	8,949	6,235	2,446	5,807

Net investment income (loss)	5,001	3,104	2,235	21,730	8,949	6,235	2,446	5,807

Realized gain (loss) on investments	(2,979)	367	5,756	73,347	20,640	(7,938)	(116,066)	13,608
Change in unrealized gain (loss) on investments	4,740	(967)	20,263	221,380	1,840	95,323	397,263	53,865

Net gain (loss) on investments	1,761	(600)	26,019	294,727	22,480	87,385	281,197	67,473

Reinvested capital gains	-	1,270	3,199	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,762	3,774	31,453	316,457	31,429	93,620	283,643	73,280

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	HIBF3	GEM3	NVIE6	GEF3	NVNMO1	NVNSR2	NVCRA1	NVCRB1
Reinvested dividends	$63,038	1,396	2,288	68	617	4,499	4,332	14,388

Net investment income (loss)	63,038	1,396	2,288	68	617	4,499	4,332	14,388

Realized gain (loss) on investments	(3,567)	(262,357)	15,713	198	5,177	(27,267)	29,264	62,363
Change in unrealized gain (loss) on investments	22,111	556,660	8,667	806	6,862	170,874	26,505	75,006

Net gain (loss) on investments	18,544	294,303	24,380	1,004	12,039	143,607	55,769	137,369

Reinvested capital gains	-	-	-	-	25,016	-	109,859	-

Net increase (decrease) in contract owners’ equity resulting from operations	$81,582	295,699	26,668	1,072	37,672	148,106	169,960	151,757

Investment Activity:	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF
Reinvested dividends	$10,939	4,427	25,324	26,096	5,701	20,071	3,038	8,021

Net investment income (loss)	10,939	4,427	25,324	26,096	5,701	20,071	3,038	8,021

Realized gain (loss) on investments	43,265	8,059	66,982	160,043	19,899	9,802	1,309	(132,510)
Change in unrealized gain (loss) on investments	138,985	3,893	298,900	365,900	20,308	3,221	(1,875)	219,168

Net gain (loss) on investments	182,250	11,952	365,882	525,943	40,207	13,023	(566)	86,658

Reinvested capital gains	72	7,295	-	-	895	8,003	3,754	-

Net increase (decrease) in contract owners’ equity resulting from operations	$193,261	23,674	391,206	552,039	46,803	41,097	6,226	94,679

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GBF	GVGHS	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$53,952	398	11,824	36,731	1,469	7,378	15,452	74,099

Net investment income (loss)	53,952	398	11,824	36,731	1,469	7,378	15,452	74,099

Realized gain (loss) on investments	28,714	7,337	(11,990)	(72,557)	702	3,575	11,240	(97,119)
Change in unrealized gain (loss) on investments	(48,815)	(6,991)	57,579	374,887	17,072	81,045	17,304	576,220

Net gain (loss) on investments	(20,101)	346	45,589	302,330	17,774	84,620	28,544	479,101

Reinvested capital gains	60,471	-	-	-	496	1,569	1,987	-

Net increase (decrease) in contract owners’ equity resulting from operations	$94,322	744	57,413	339,061	19,739	93,567	45,983	553,200

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	NVMIG3	GVDIV3	NVMLG1	NVMLV1
Reinvested dividends	$128,710	7,488	6,762	8	5,906	15,570	495	1,294

Net investment income (loss)	128,710	7,488	6,762	8	5,906	15,570	495	1,294

Realized gain (loss) on investments	(221,773)	11,559	(55,793)	-	(34,341)	(58,980)	80,362	7,152
Change in unrealized gain (loss) on investments	1,104,162	11,268	166,462	-	149,225	93,970	(17,678)	8,104

Net gain (loss) on investments	882,389	22,827	110,669	-	114,884	34,990	62,684	15,256

Reinvested capital gains	-	-	619	-	-	-	42,453	8,756

Net increase (decrease) in contract owners’ equity resulting from operations	$1,011,099	30,315	118,050	8	120,790	50,560	105,632	25,306

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	GGTC3
Reinvested dividends	$-	6,710	-	1,511	1,246	36,931	1,251	-

Net investment income (loss)	-	6,710	-	1,511	1,246	36,931	1,251	-

Realized gain (loss) on investments	48,616	35,136	1,586	(25,517)	(10,714)	(10,559)	63	13,137
Change in unrealized gain (loss) on investments	272,504	20,476	47,272	89,942	123,404	24,705	620	(6,517)

Net gain (loss) on investments	321,120	55,612	48,858	64,425	112,690	14,146	683	6,620

Reinvested capital gains	-	22,721	-	-	-	-	189	-

Net increase (decrease) in contract owners’ equity resulting from operations	$321,120	85,043	48,858	65,936	113,936	51,077	2,123	6,620

Investment Activity:	GVUG1	NVOLG1	NVTIV3	EIF	NVRE1	AMTB	AVCA	AVCDI
Reinvested dividends	$-	191	17,060	8,861	34,887	28,965	156	-

Net investment income (loss)	-	191	17,060	8,861	34,887	28,965	156	-

Realized gain (loss) on investments	(4,824)	3,737	59,826	(29,440)	35,467	(8,093)	(1,611)	30,973
Change in unrealized gain (loss) on investments	10,765	13,026	(136,098)	104,827	228,757	5,260	4,546	(10,852)

Net gain (loss) on investments	5,941	16,763	(76,272)	75,387	264,224	(2,833)	2,935	20,121

Reinvested capital gains	-	1,183	112,563	-	166,880	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,941	18,137	53,351	84,248	465,991	26,132	3,091	20,121

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ALVSVA	ACVIP2	ACVMV1	ACVV	DVSCS	DSIF	DCAP	FVMOS
Reinvested dividends	$1,533	5,755	25,481	10,890	3,819	41,837	951	1,904

Net investment income (loss)	1,533	5,755	25,481	10,890	3,819	41,837	951	1,904

Realized gain (loss) on investments	30,136	8,113	2,345	(148,481)	(65,725)	(75,816)	(1,784)	(3,705)
Change in unrealized gain (loss) on investments	74,540	3,387	177,078	212,246	273,621	362,889	19,070	2,255

Net gain (loss) on investments	104,676	11,500	179,423	63,765	207,896	287,073	17,286	(1,450)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$106,209	17,255	204,904	74,655	211,715	328,910	18,237	454

Investment Activity:	FQB	FCS	FNRS2	FEIS	FF10S	FF20S	FF30S	FGS
Reinvested dividends	$5,773	1,153	5,628	19,745	4,659	16,110	46,236	2,742

Net investment income (loss)	5,773	1,153	5,628	19,745	4,659	16,110	46,236	2,742

Realized gain (loss) on investments	1,985	(548,686)	(65,796)	(78,465)	(331)	(21,911)	(32,244)	(11,344)
Change in unrealized gain (loss) on investments	1,881	846,160	378,140	206,914	8,233	96,316	233,483	325,479

Net gain (loss) on investments	3,866	297,474	312,344	128,449	7,902	74,405	201,239	314,135

Reinvested capital gains	-	-	-	-	3,102	5,238	14,923	5,019

Net increase (decrease) in contract owners’ equity resulting from operations	$9,639	298,627	317,972	148,194	15,663	95,753	262,398	321,896

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FIGBS	FMCS	FOSR	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM3
Reinvested dividends	$83,868	7,894	16,018	83	29,810	775	15,818	11,278

Net investment income (loss)	83,868	7,894	16,018	83	29,810	775	15,818	11,278

Realized gain (loss) on investments	28,857	(107,525)	(275,925)	(8,403)	5,397	(305)	(146,312)	(87,786)
Change in unrealized gain (loss) on investments	27,410	794,279	384,854	12,782	23,881	7,921	577,648	176,344

Net gain (loss) on investments	56,267	686,754	108,929	4,379	29,278	7,616	431,336	88,558

Reinvested capital gains	26,317	8,613	2,356	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$166,452	703,261	127,303	4,462	59,088	8,391	447,154	99,836

Investment Activity:	TIF3	FTVGI3	FTVFA2	MFBIE	MFBOV	MFFCA	MFTCG	AMINS
Reinvested dividends	$6,532	6,766	18,926	6,758	1,194	281	565	-

Net investment income (loss)	6,532	6,766	18,926	6,758	1,194	281	565	-

Realized gain (loss) on investments	(2,548)	12,207	10,319	(503)	(11,533)	(5,010)	(4,066)	105
Change in unrealized gain (loss) on investments	27,971	52,025	28,414	2,516	29,607	45,438	38,404	-

Net gain (loss) on investments	25,423	64,232	38,733	2,013	18,074	40,428	34,338	105

Reinvested capital gains	-	1,232	71	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$31,955	72,230	57,730	8,771	19,268	40,709	34,903	105

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AMFAS	AMSRS	OVGR	OVGS3	OVHI3	OVHI	OVGI	OVSC
Reinvested dividends	$-	53	435	9,167	7,740	101	10,458	2,018

Net investment income (loss)	-	53	435	9,167	7,740	101	10,458	2,018

Realized gain (loss) on investments	(5,072)	(134,810)	20,628	(39,488)	22,166	128	(111,176)	102,402
Change in unrealized gain (loss) on investments	7,129	163,225	241	144,300	(11,101)	(10)	237,763	(27,370)

Net gain (loss) on investments	2,057	28,415	20,869	104,812	11,065	118	126,587	75,032

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,057	28,468	21,304	113,979	18,805	219	137,045	77,050

Investment Activity:	PMVFBA	PMVLDA	TRBCG2	TREI2	TRHS2	VWHAR	WRASP	WRBP
Reinvested dividends	$3,826	15,353	-	5,643	-	-	21,335	1,001

Net investment income (loss)	3,826	15,353	-	5,643	-	-	21,335	1,001

Realized gain (loss) on investments	(3)	17,900	139,038	72,979	2,962	6,083	4,301	1,066
Change in unrealized gain (loss) on investments	22,721	(485)	(80,536)	(21,688)	511	14,363	227,502	7,623

Net gain (loss) on investments	22,718	17,415	58,502	51,291	3,473	20,446	231,803	8,689

Reinvested capital gains	3,201	5,054	-	-	-	-	-	730

Net increase (decrease) in contract owners’ equity resulting from operations	$29,745	37,822	58,502	56,934	3,473	20,446	253,138	10,420

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP
Reinvested dividends	$7,113	1,174	1,442	151	-	553	12,207	1,150

Net investment income (loss)	7,113	1,174	1,442	151	-	553	12,207	1,150

Realized gain (loss) on investments	6,935	1,008	2,656	948	6,381	483	1,865	1,409
Change in unrealized gain (loss) on investments	(424)	26,913	25,812	14,979	39,616	16,403	12,343	21,602

Net gain (loss) on investments	6,511	27,921	28,468	15,927	45,997	16,886	14,208	23,011

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,624	29,095	29,910	16,078	45,997	17,439	26,415	24,161

Investment Activity:	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRPAP	WRPCP	WRPMP
Reinvested dividends	$986	-	21	130	206	1,623	122	4,123

Net investment income (loss)	986	-	21	130	206	1,623	122	4,123

Realized gain (loss) on investments	1,816	5,438	2,189	-	(143)	3,629	647	23,730
Change in unrealized gain (loss) on investments	13,628	14,064	21,439	-	(15)	15,605	2,744	61,772

Net gain (loss) on investments	15,444	19,502	23,628	-	(158)	19,234	3,391	85,502

Reinvested capital gains	-	-	-	-	-	3,234	233	6,793

Net increase (decrease) in contract owners’ equity resulting from operations	$16,430	19,502	23,649	130	48	24,091	3,746	96,418

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	WFVSCG
Reinvested dividends	$4,808	304	498	-	-	51	317	-

Net investment income (loss)	4,808	304	498	-	-	51	317	-

Realized gain (loss) on investments	17,593	479	1,081	5,075	4,974	2,682	461	2,848
Change in unrealized gain (loss) on investments	75,867	3,079	6,123	21,310	20,877	21,252	6,946	31,014

Net gain (loss) on investments	93,460	3,558	7,204	26,385	25,851	23,934	7,407	33,862

Reinvested capital gains	8,563	521	-	5,585	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$106,831	4,383	7,702	31,970	25,851	23,985	7,724	33,862

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		MLVGA2		JACAS		JAGTS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,345,207	978,116	21,252	4,253	4,078	88	-	-
Realized gain (loss) on investments	(1,941,770)	(5,481,279)	6,754	596	(74,505)	(26,303)	198	-
Change in unrealized gain (loss) on investments	14,124,785	16,822,557	137,950	3,874	216,500	273,112	1,940	-
Reinvested capital gains	690,661	772,826	10,626	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,218,883	13,092,220	176,582	8,723	146,073	246,897	2,138	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	57,294,324	39,536,675	634,060	235,404	565,783	223,160	7,271	-
Transfers between funds	-	-	992,184	167,280	390,415	287,085	12,746	-
Surrenders (note 6)	(2,455,460)	(2,794,698)	(1,319)	(27)	(28,277)	(9,720)	(588)	-
Death Benefits (note 4)	(687,684)	(138,927)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(871,656)	(595,724)	(6,968)	-	(12,904)	(1,389)	-	-
Deductions for surrender charges (note 2d)	(989,964)	(408,978)	(1,200)	-	(10,564)	(3,716)	(200)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,275,967)	(9,112,630)	(118,617)	(12,765)	(164,699)	(102,117)	(792)	-
Asset charges (note 3):	(373,464)	(226,129)	(1,987)	(172)	(6,006)	(2,682)	(17)	-
Adjustments to maintain reserves	(3,833)	6,565	(1,484)	1	97	64	2	-

Net equity transactions	38,636,296	26,266,154	1,494,669	389,721	733,845	390,685	18,422	-

Net change in contract owners’ equity	52,855,179	39,358,374	1,671,251	398,444	879,918	637,582	20,560	-
Contract owners’ equity beginning of period	77,699,179	38,340,805	398,444	-	1,061,558	423,976	-	-

Contract owners’ equity end of period	$130,554,358	77,699,179	2,069,695	398,444	1,941,476	1,061,558	20,560	-

CHANGES IN UNITS:
Beginning units	7,247,772	4,370,069	32,706	-	90,368	52,700	-	-
Units purchased	8,152,965	5,913,567	136,300	34,427	108,016	52,114	1,960	-
Units redeemed	(4,592,174)	(3,035,864)	(14,395)	(1,721)	(43,167)	(14,446)	(149)	-

Ending units	10,808,563	7,247,772	154,611	32,706	155,217	90,368	1,811	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JARLCS		JAIGS2		MIGIC		MVFIC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	131	15,877	5,828	21	25	34,033	11,712
Realized gain (loss) on investments	-	(14,238)	(127,836)	(109,250)	(77)	(540)	(53,841)	(55,717)
Change in unrealized gain (loss) on investments	-	16,657	773,754	829,685	708	1,767	298,691	324,354
Reinvested capital gains	-	-	-	36,286	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,550	661,795	762,549	652	1,252	278,883	280,349

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	916,188	614,264	2,385	2,227	717,477	495,381
Transfers between funds	-	(26,353)	210,984	228,951	(728)	(821)	506,331	494,624
Surrenders (note 6)	-	-	(49,702)	(14,570)	(1)	-	(68,077)	(14,250)
Death Benefits (note 4)	-	-	-	(6,486)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(15,560)	(1,957)	-	-	(4,211)	(19,267)
Deductions for surrender charges (note 2d)	-	(20)	(20,338)	(9,176)	(189)	-	(22,780)	(9,239)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(282)	(268,197)	(195,001)	(808)	(879)	(205,308)	(140,489)
Asset charges (note 3):	-	(53)	(9,518)	(5,381)	(29)	(22)	(8,082)	(3,839)
Adjustments to maintain reserves	-	4	(633)	770	1	7	(46)	92

Net equity transactions	-	(26,704)	763,224	611,414	631	512	915,304	803,013

Net change in contract owners’ equity	-	(24,154)	1,425,019	1,373,963	1,283	1,764	1,194,187	1,083,362
Contract owners’ equity beginning of period	-	24,154	2,180,967	807,004	4,445	2,681	1,532,723	449,361

Contract owners’ equity end of period	$-	-	3,605,986	2,180,967	5,728	4,445	2,726,910	1,532,723

CHANGES IN UNITS:
Beginning units	-	3,769	171,108	113,377	398	335	132,328	47,608
Units purchased	-	-	93,720	83,794	212	256	107,046	103,663
Units redeemed	-	(3,769)	(38,554)	(26,063)	(154)	(193)	(28,291)	(18,943)

Ending units	-	-	226,274	171,108	456	398	211,083	132,328

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVIVSC		MSVFI		NVAGF3		NVAMV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	5,001	25,878	3,104	893	2,235	141
Realized gain (loss) on investments	10	-	(2,979)	(42,229)	367	39	5,756	179
Change in unrealized gain (loss) on investments	770	-	4,740	36,589	(967)	(1,006)	20,263	2,863
Reinvested capital gains	-	-	-	-	1,270	120	3,199	793

Net increase (decrease) in contract owners’ equity resulting from operations	780	-	6,762	20,238	3,774	46	31,453	3,976

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,199	-	32,725	49,085	28,644	17,483	45,468	3,758
Transfers between funds	7,162	-	(72,358)	(184,426)	3,269	11,090	1,262,330	14,066
Surrenders (note 6)	-	-	(1)	(8,219)	(3)	-	(5,282)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	(13)	-	-	140	-
Deductions for surrender charges (note 2d)	-	-	(168)	(2,788)	(638)	-	(1,374)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(189)	-	(15,570)	(32,352)	(7,432)	(859)	(12,749)	(1,029)
Asset charges (note 3):	(7)	-	(329)	(761)	(154)	(30)	(408)	-
Adjustments to maintain reserves	1	-	2	45	1	(4)	(5)	(2)

Net equity transactions	8,166	-	(55,699)	(179,429)	23,687	27,680	1,288,120	16,793

Net change in contract owners’ equity	8,946	-	(48,937)	(159,191)	27,461	27,726	1,319,573	20,769
Contract owners’ equity beginning of period	-	-	135,527	294,718	27,726	-	20,769	-

Contract owners’ equity end of period	$8,946	-	86,590	135,527	55,187	27,726	1,340,342	20,769

CHANGES IN UNITS:
Beginning units	-	-	12,096	28,841	2,428	-	1,653	-
Units purchased	843	-	2,846	4,731	2,731	2,510	95,294	1,740
Units redeemed	(18)	-	(7,729)	(21,476)	(694)	(82)	(2,928)	(87)

Ending units	825	-	7,213	12,096	4,465	2,428	94,019	1,653

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$21,730	837	8,949	968	6,235	-	2,446	-
Realized gain (loss) on investments	73,347	(94,535)	20,640	(11,069)	(7,938)	(52,263)	(116,066)	(74,246)
Change in unrealized gain (loss) on investments	221,380	287,422	1,840	38,332	95,323	183,381	397,263	206,441
Reinvested capital gains	-	26,794	-	93	-	38,459	-	78,150

Net increase (decrease) in contract owners’ equity resulting from operations	316,457	220,518	31,429	28,324	93,620	169,577	283,643	210,345

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,027,330	477,925	260,276	95,785	284,444	298,799	457,099	278,566
Transfers between funds	(174,850)	246,688	(3,681)	96,818	132,156	102,022	368,619	135,812
Surrenders (note 6)	(73,452)	(15,707)	(42,064)	(25,653)	(52,409)	(2,182)	(19,350)	(8,333)
Death Benefits (note 4)	-	-	-	-	(200)	(6,220)	(197)	-
Net policy repayments (loans) (note 5)	(4,877)	(366)	(8,130)	(2,050)	(2,312)	(2,344)	(2,437)	(11,440)
Deductions for surrender charges (note 2d)	(13,080)	(4,704)	(8,251)	(435)	(22,906)	(573)	(5,763)	(3,460)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(293,056)	(199,178)	(58,774)	(29,935)	(119,135)	(103,764)	(158,334)	(111,052)
Asset charges (note 3):	(8,548)	(4,683)	(1,834)	(1,124)	(3,005)	(1,926)	(5,293)	(3,073)
Adjustments to maintain reserves	(143)	79	1	63	16	45	(45)	709

Net equity transactions	1,459,324	500,054	137,543	133,469	216,649	283,857	634,299	277,729

Net change in contract owners’ equity	1,775,781	720,572	168,972	161,793	310,269	453,434	917,942	488,074
Contract owners’ equity beginning of period	1,398,001	677,429	349,112	187,319	718,621	265,187	897,484	409,410

Contract owners’ equity end of period	$3,173,782	1,398,001	518,084	349,112	1,028,890	718,621	1,815,426	897,484

CHANGES IN UNITS:
Beginning units	143,955	86,089	31,824	19,150	66,698	34,853	99,951	63,278
Units purchased	232,834	98,194	26,307	16,970	39,429	50,163	109,403	62,885
Units redeemed	(85,038)	(40,328)	(13,573)	(4,296)	(20,327)	(18,318)	(38,294)	(26,212)

Ending units	291,751	143,955	44,558	31,824	85,800	66,698	171,060	99,951

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGI2		HIBF3		GEM3		NVIE6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,807	-	63,038	34,997	1,396	9,292	2,288	351
Realized gain (loss) on investments	13,608	(25,447)	(3,567)	(13,693)	(262,357)	(79,426)	15,713	(9,130)
Change in unrealized gain (loss) on investments	53,865	78,539	22,111	105,707	556,660	458,548	8,667	56,853
Reinvested capital gains	-	5,441	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,280	58,533	81,582	127,011	295,699	388,414	26,668	48,074

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	364,441	152,674	217,549	157,222	633,871	356,302	93,286	50,732
Transfers between funds	271,573	39,400	178,407	135,309	(43,724)	489,859	(163,089)	265,178
Surrenders (note 6)	(41,662)	-	(2,921)	(574)	(49,896)	(18,047)	(2,304)	(7)
Death Benefits (note 4)	-	-	(199)	-	-	-	-	-
Net policy repayments (loans) (note 5)	524	(463)	(5,141)	(6,962)	(13,422)	(7,503)	234	-
Deductions for surrender charges (note 2d)	(8,652)	(1,235)	(1,541)	(555)	(21,872)	(4,452)	(1,375)	(403)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(85,981)	(42,208)	(66,170)	(36,524)	(180,047)	(121,091)	(27,272)	(16,479)
Asset charges (note 3):	(2,173)	(1,062)	(1,870)	(1,470)	(5,348)	(3,458)	(908)	(664)
Adjustments to maintain reserves	(47)	576	13	58	180	474	(17)	21

Net equity transactions	498,023	147,682	318,127	246,504	319,742	692,084	(101,445)	298,378

Net change in contract owners’ equity	571,303	206,215	399,709	373,515	615,441	1,080,498	(74,777)	346,452
Contract owners’ equity beginning of period	350,970	144,755	560,534	187,019	1,576,769	496,271	373,628	27,176

Contract owners’ equity end of period	$922,273	350,970	960,243	560,534	2,192,210	1,576,769	298,851	373,628

CHANGES IN UNITS:
Beginning units	43,831	23,626	44,372	21,626	86,223	44,366	52,401	4,934
Units purchased	80,581	33,690	37,365	27,408	58,469	55,549	15,097	50,763
Units redeemed	(20,624)	(13,485)	(14,564)	(4,662)	(41,539)	(13,692)	(30,407)	(3,296)

Ending units	103,788	43,831	67,173	44,372	103,153	86,223	37,091	52,401

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEF3		NVNMO1		NVNSR2		NVCRA1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$68	6	617	105	4,499	2,669	4,332	3,342
Realized gain (loss) on investments	198	5	5,177	485	(27,267)	(83,593)	29,264	(7,028)
Change in unrealized gain (loss) on investments	806	87	6,862	20,263	170,874	260,682	26,505	92,663
Reinvested capital gains	-	-	25,016	332	-	-	109,859	116

Net increase (decrease) in contract owners’ equity resulting from operations	1,072	98	37,672	21,185	148,106	179,758	169,960	89,093

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,550	1,142	38,988	32,101	193,136	246,169	626,316	344,758
Transfers between funds	1,225	-	108,092	106,732	(202,686)	(82,382)	441,157	135,727
Surrenders (note 6)	-	-	169	(167)	(48,367)	(12,240)	(79)	(18)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(1,019)	-	(2,769)	(227)	(437)	(5,142)
Deductions for surrender charges (note 2d)	-	-	-	-	(13,754)	(8,352)	(3,784)	(1,427)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(956)	(125)	(17,182)	(4,237)	(93,866)	(123,370)	(230,029)	(108,826)
Asset charges (note 3):	(1)	-	(622)	(119)	(3,215)	(3,069)	(3,557)	(1,167)
Adjustments to maintain reserves	4	(2)	115	(10)	(2)	17	(396)	23

Net equity transactions	7,822	1,015	128,541	134,300	(171,523)	16,546	829,191	363,928

Net change in contract owners’ equity	8,894	1,113	166,213	155,485	(23,417)	196,304	999,151	453,021
Contract owners’ equity beginning of period	1,113	-	155,687	202	744,781	548,477	556,069	103,048

Contract owners’ equity end of period	$10,007	1,113	321,900	155,687	721,364	744,781	1,555,220	556,069

CHANGES IN UNITS:
Beginning units	83	-	19,640	39	91,858	88,800	67,030	16,061
Units purchased	658	93	18,285	20,585	26,440	41,817	126,849	70,633
Units redeemed	(71)	(10)	(2,799)	(984)	(46,293)	(38,759)	(30,862)	(19,664)

Ending units	670	83	35,126	19,640	72,005	91,858	163,017	67,030

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$14,388	9,654	10,939	11,012	4,427	2,540	25,324	17,789
Realized gain (loss) on investments	62,363	1,391	43,265	81	8,059	(545)	66,982	17,749
Change in unrealized gain (loss) on investments	75,006	68,848	138,985	116,017	3,893	7,689	298,900	121,332
Reinvested capital gains	-	-	72	-	7,295	238	-	72

Net increase (decrease) in contract owners’ equity resulting from operations	151,757	79,893	193,261	127,110	23,674	9,922	391,206	156,942

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	491,394	380,937	907,353	555,180	372,108	39,789	2,040,808	698,622
Transfers between funds	636,881	153,625	272,123	255,114	92,900	53,614	1,726,877	735,349
Surrenders (note 6)	(51,394)	(67)	(103,805)	-	(4,592)	-	(96,456)	(15,458)
Death Benefits (note 4)	-	-	(13,763)	-	-	-	(38,227)	-
Net policy repayments (loans) (note 5)	(3,144)	(2,323)	(3)	(184)	(2)	(175)	(37,288)	(1,684)
Deductions for surrender charges (note 2d)	(3,748)	-	(2,562)	-	(38)	-	(20,753)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(170,037)	(68,751)	(254,898)	(121,664)	(52,701)	(23,223)	(342,212)	(136,720)
Asset charges (note 3):	(5,755)	(1,724)	(5,633)	(1,608)	(1,272)	(508)	(8,355)	(2,448)
Adjustments to maintain reserves	(50)	66	(258)	28	4	6	1,069	32

Net equity transactions	894,147	461,763	798,554	686,866	406,407	69,503	3,225,463	1,277,693

Net change in contract owners’ equity	1,045,904	541,656	991,815	813,976	430,081	79,425	3,616,669	1,434,635
Contract owners’ equity beginning of period	726,169	184,513	1,031,811	217,835	131,486	52,061	1,592,275	157,640

Contract owners’ equity end of period	$1,772,073	726,169	2,023,626	1,031,811	561,567	131,486	5,208,944	1,592,275

CHANGES IN UNITS:
Beginning units	75,697	23,058	114,328	29,990	12,702	5,694	171,116	20,669
Units purchased	115,333	61,204	118,272	100,644	46,077	9,774	391,004	174,844
Units redeemed	(23,799)	(8,565)	(33,210)	(16,306)	(8,015)	(2,766)	(59,731)	(24,397)

Ending units	167,231	75,697	199,390	114,328	50,764	12,702	502,389	171,116

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$26,096	22,943	5,701	5,757	20,071	9,675	3,038	930
Realized gain (loss) on investments	160,043	(11,400)	19,899	(1,235)	9,802	7,907	1,309	209
Change in unrealized gain (loss) on investments	365,900	278,308	20,308	36,133	3,221	(3,618)	(1,875)	23
Reinvested capital gains	-	981	895	184	8,003	2,397	3,754	706

Net increase (decrease) in contract owners’ equity resulting from operations	552,039	290,832	46,803	40,839	41,097	16,361	6,226	1,868

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,016,586	1,725,605	123,596	92,469	176,132	56,400	92,416	26,203
Transfers between funds	1,390,346	610,457	132,985	92,202	183,659	437,768	49,566	13,141
Surrenders (note 6)	(2,049)	-	(20)	-	(4,564)	(6,408)	(556)	-
Death Benefits (note 4)	(582,212)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(45,488)	(1,381)	-	-	(967)	36	-	-
Deductions for surrender charges (note 2d)	(16,713)	-	(441)	(4)	(7,282)	(2,510)	(189)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(641,973)	(295,426)	(59,983)	(28,595)	(84,729)	(40,345)	(11,675)	(1,833)
Asset charges (note 3):	(14,595)	(4,626)	(2,137)	(1,131)	(1,525)	(671)	(301)	(54)
Adjustments to maintain reserves	1,978	1,604	6	15	3	250	-	10

Net equity transactions	2,105,880	2,036,233	194,006	154,956	260,727	444,520	129,261	37,467

Net change in contract owners’ equity	2,657,919	2,327,065	240,809	195,795	301,824	460,881	135,487	39,335
Contract owners’ equity beginning of period	2,708,880	381,815	310,529	114,734	508,081	47,200	41,623	2,288

Contract owners’ equity end of period	$5,366,799	2,708,880	551,338	310,529	809,905	508,081	177,110	41,623

CHANGES IN UNITS:
Beginning units	310,026	55,360	31,516	13,698	46,963	4,746	3,588	230
Units purchased	384,397	296,689	25,663	21,130	37,972	46,876	12,232	3,525
Units redeemed	(153,249)	(42,023)	(5,991)	(3,312)	(15,008)	(4,659)	(1,730)	(167)

Ending units	541,174	310,026	51,188	31,516	69,927	46,963	14,090	3,588

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF		GBF		GVGHS		GVIX6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$8,021	10,100	53,952	53,886	398	188	11,824	5,237
Realized gain (loss) on investments	(132,510)	(272,615)	28,714	14,707	7,337	(16,037)	(11,990)	(29,881)
Change in unrealized gain (loss) on investments	219,168	432,152	(48,815)	(55,302)	(6,991)	26,620	57,579	67,998
Reinvested capital gains	-	-	60,471	27,081	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	94,679	169,637	94,322	40,372	744	10,771	57,413	43,354

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	218,322	252,618	727,387	460,693	25,761	37,276	242,733	118,331
Transfers between funds	(154,662)	(107,840)	(668,219)	56,042	(116,140)	8,626	131,761	37,463
Surrenders (note 6)	(47,788)	(12,513)	(75,747)	(12,749)	(1,221)	(10,289)	(4,605)	(2)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,734)	(9,182)	(4,929)	(5,964)	(1)	(144)	-	-
Deductions for surrender charges (note 2d)	(16,319)	(9,378)	(21,211)	(11,240)	(1,425)	(1,689)	-	(89)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(111,970)	(143,510)	(201,245)	(204,674)	(7,452)	(16,633)	(39,970)	(18,376)
Asset charges (note 3):	(3,877)	(3,543)	(6,513)	(6,152)	(130)	(329)	(893)	(545)
Adjustments to maintain reserves	(10)	34	82	149	3,823	56	(3)	27

Net equity transactions	(119,038)	(33,314)	(250,395)	276,105	(96,785)	16,874	329,023	136,809

Net change in contract owners’ equity	(24,359)	136,323	(156,073)	316,477	(96,041)	27,645	386,436	180,163
Contract owners’ equity beginning of period	792,962	656,639	1,755,672	1,439,195	96,041	68,396	301,228	121,065

Contract owners’ equity end of period	$768,603	792,962	1,599,599	1,755,672	-	96,041	687,664	301,228

CHANGES IN UNITS:
Beginning units	80,590	84,151	139,277	117,240	8,633	7,323	34,255	17,707
Units purchased	23,396	33,464	50,084	55,235	4,700	5,718	46,124	21,245
Units redeemed	(35,132)	(37,025)	(68,256)	(33,198)	(13,333)	(4,408)	(7,664)	(4,697)

Ending units	68,854	80,590	121,105	139,277	-	8,633	72,715	34,255

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$36,731	12,317	1,469	131	7,378	504	15,452	8,124
Realized gain (loss) on investments	(72,557)	(99,294)	702	84	3,575	340	11,240	(4,901)
Change in unrealized gain (loss) on investments	374,887	339,590	17,072	271	81,045	1,559	17,304	36,209
Reinvested capital gains	-	76,071	496	114	1,569	322	1,987	2,693

Net increase (decrease) in contract owners’ equity resulting from operations	339,061	328,684	19,739	600	93,567	2,725	45,983	42,125

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	801,103	646,905	208,515	9,651	466,815	53,857	310,439	176,704
Transfers between funds	370,424	283,807	127,407	8,780	453,424	48,648	212,389	263,906
Surrenders (note 6)	(40,610)	(2,663)	(60)	-	(1,484)	-	(3,156)	(3)
Death Benefits (note 4)	(4,002)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(11,580)	(7,694)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(37,382)	(15,656)	(66)	(337)	(4,107)	(400)	(2,244)	(1,324)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(325,133)	(269,064)	(51,974)	(2,519)	(65,420)	(7,213)	(96,617)	(62,418)
Asset charges (note 3):	(9,597)	(5,606)	(765)	(22)	(3,524)	(144)	(4,990)	(2,921)
Adjustments to maintain reserves	(54)	(26)	(5)	341	(3)	358	(26)	33

Net equity transactions	743,169	630,003	283,052	15,894	845,701	95,106	415,795	373,977

Net change in contract owners’ equity	1,082,230	958,687	302,791	16,494	939,268	97,831	461,778	416,102
Contract owners’ equity beginning of period	1,702,729	744,042	16,494	-	97,831	-	638,947	222,845

Contract owners’ equity end of period	$2,784,959	1,702,729	319,285	16,494	1,037,099	97,831	1,100,725	638,947

CHANGES IN UNITS:
Beginning units	155,410	86,385	1,417	-	8,016	-	53,773	20,458
Units purchased	108,425	105,764	28,394	1,675	73,952	8,679	52,549	41,453
Units redeemed	(42,086)	(36,739)	(4,833)	(258)	(6,116)	(663)	(18,841)	(8,138)

Ending units	221,749	155,410	24,978	1,417	75,852	8,016	87,481	53,773

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDM		GVDMA		GVDMC		MCIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$74,099	25,650	128,710	38,903	7,488	1,903	6,762	4,631
Realized gain (loss) on investments	(97,119)	(61,911)	(221,773)	(239,151)	11,559	(27,986)	(55,793)	(18,995)
Change in unrealized gain (loss) on investments	576,220	359,094	1,104,162	813,226	11,268	38,246	166,462	151,847
Reinvested capital gains	-	45,254	-	150,807	-	3,074	619	14,638

Net increase (decrease) in contract owners’ equity resulting from operations	553,200	368,087	1,011,099	763,785	30,315	15,237	118,050	152,121

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,501,008	1,567,959	3,585,719	2,006,132	175,593	168,238	133,184	126,194
Transfers between funds	2,144,359	548,568	1,870,005	594,967	42,194	33,775	(78,268)	72,501
Surrenders (note 6)	(17,835)	(7,535)	(193,093)	(41,244)	(39)	-	(29,316)	(2,906)
Death Benefits (note 4)	(14,961)	(645)	-	-	-	-	(11,600)	-
Net policy repayments (loans) (note 5)	1,492	(14,614)	1,273	(8,689)	(44,590)	(14,000)	(82,977)	(461)
Deductions for surrender charges (note 2d)	(14,365)	(10,111)	(102,429)	(22,276)	(142)	(41)	(3,281)	(1,461)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(614,989)	(345,403)	(1,237,917)	(793,160)	(65,474)	(36,749)	(57,637)	(49,980)
Asset charges (note 3):	(18,472)	(7,961)	(28,176)	(16,259)	(1,643)	(662)	(2,341)	(2,181)
Adjustments to maintain reserves	(3,048)	53	(2,271)	(81)	(755)	38	293	39

Net equity transactions	2,963,189	1,730,311	3,893,111	1,719,390	105,144	150,599	(131,943)	141,745

Net change in contract owners’ equity	3,516,389	2,098,398	4,904,210	2,483,175	135,459	165,836	(13,893)	293,866
Contract owners’ equity beginning of period	3,085,327	986,929	4,806,730	2,323,555	298,966	133,130	626,962	333,096

Contract owners’ equity end of period	$6,601,716	3,085,327	9,710,940	4,806,730	434,425	298,966	613,069	626,962

CHANGES IN UNITS:
Beginning units	268,912	102,479	425,494	255,853	25,450	12,983	53,080	38,566
Units purchased	311,899	207,339	492,265	292,090	18,663	26,020	20,962	20,753
Units redeemed	(62,031)	(40,906)	(155,914)	(122,449)	(10,034)	(13,553)	(32,914)	(6,239)

Ending units	518,780	268,912	761,845	425,494	34,079	25,450	41,128	53,080

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM		NVMIG3		GVDIV3		NVMLG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$8	2,006	5,906	7,447	15,570	11,221	495	2,139
Realized gain (loss) on investments	-	-	(34,341)	(43,431)	(58,980)	(389,067)	80,362	4,098
Change in unrealized gain (loss) on investments	-	-	149,225	237,399	93,970	498,191	(17,678)	118,067
Reinvested capital gains	-	-	-	-	-	-	42,453	-

Net increase (decrease) in contract owners’ equity resulting from operations	8	2,006	120,790	201,415	50,560	120,345	105,632	124,304

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,854,392	14,443,780	212,674	241,242	152,353	256,183	279,240	112,857
Transfers between funds	(15,107,354)	(9,644,084)	(93,873)	(32,311)	(36,622)	(199,831)	308,561	459,403
Surrenders (note 6)	(214,193)	(2,010,066)	(52,287)	(12,587)	(4,863)	(28,766)	(34,537)	(4,355)
Death Benefits (note 4)	-	-	-	-	-	-	(10,789)	-
Net policy repayments (loans) (note 5)	(85,451)	(335,760)	(5,369)	(185)	(88)	(4,819)	(83,628)	125
Deductions for surrender charges (note 2d)	(50,000)	(45,388)	(15,860)	(9,178)	(6,287)	(4,024)	(16,848)	(3,476)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,265,050)	(1,096,151)	(108,106)	(122,456)	(39,275)	(58,115)	(124,954)	(47,987)
Asset charges (note 3):	(28,202)	(23,874)	(3,544)	(2,961)	(1,698)	(1,800)	(3,364)	(1,248)
Adjustments to maintain reserves	345	15,720	(9)	44	(47)	27	456	8

Net equity transactions	104,487	1,304,177	(66,374)	61,608	63,473	(41,145)	314,137	515,327

Net change in contract owners’ equity	104,495	1,306,183	54,416	263,023	114,033	79,200	419,769	639,631
Contract owners’ equity beginning of period	6,065,737	4,759,554	774,916	511,893	621,394	542,194	654,850	15,219

Contract owners’ equity end of period	$6,170,232	6,065,737	829,332	774,916	735,427	621,394	1,074,619	654,850

CHANGES IN UNITS:
Beginning units	528,280	414,695	92,482	83,365	61,633	69,824	79,282	2,391
Units purchased	1,484,746	1,315,198	29,690	37,937	16,998	34,949	71,797	84,483
Units redeemed	(1,475,646)	(1,201,613)	(35,378)	(28,820)	(9,889)	(43,140)	(38,445)	(7,592)

Ending units	537,380	528,280	86,794	92,482	68,742	61,633	112,634	79,282

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLV1		NVMMG1		NVMMV2		SCGF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,294	590	-	-	6,710	4,667	-	-
Realized gain (loss) on investments	7,152	1,257	48,616	(34,881)	35,136	(73,147)	1,586	(9,173)
Change in unrealized gain (loss) on investments	8,104	11,169	272,504	262,543	20,476	195,050	47,272	32,479
Reinvested capital gains	8,756	-	-	-	22,721	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,306	13,016	321,120	227,662	85,043	126,570	48,858	23,306

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	57,251	32,387	226,629	223,014	145,445	140,553	53,901	41,230
Transfers between funds	65,331	72,353	(57,906)	727,313	(315,500)	148,209	76,172	25,806
Surrenders (note 6)	(179)	(232)	(43,766)	(7,112)	(41,718)	(6,706)	(1,472)	(1,101)
Death Benefits (note 4)	-	-	-	(25,979)	-	-	-	-
Net policy repayments (loans) (note 5)	39	-	(5,773)	7,943	(1,996)	(50)	(542)	(499)
Deductions for surrender charges (note 2d)	(2,746)	(265)	(12,738)	(7,326)	(10,301)	(5,280)	(2,104)	(1,128)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,733)	(12,143)	(143,649)	(110,237)	(71,738)	(71,785)	(27,828)	(16,772)
Asset charges (note 3):	(647)	(196)	(5,320)	(3,349)	(2,382)	(1,961)	(669)	(356)
Adjustments to maintain reserves	18	27	(99)	(684)	(4)	16	384	26

Net equity transactions	93,334	91,931	(42,622)	803,583	(298,194)	202,996	97,842	47,206

Net change in contract owners’ equity	118,640	104,947	278,498	1,031,245	(213,151)	329,566	146,700	70,512
Contract owners’ equity beginning of period	106,110	1,163	1,196,471	165,226	723,364	393,798	125,189	54,677

Contract owners’ equity end of period	$224,750	106,110	1,474,969	1,196,471	510,213	723,364	271,889	125,189

CHANGES IN UNITS:
Beginning units	13,082	183	149,880	26,311	82,042	58,272	14,412	8,023
Units purchased	18,936	14,655	33,865	146,705	17,960	43,359	14,313	9,354
Units redeemed	(7,507)	(1,756)	(38,050)	(23,136)	(51,631)	(19,589)	(3,774)	(2,965)

Ending units	24,511	13,082	145,695	149,880	48,371	82,042	24,951	14,412

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCVF		SCF		MSBF		NVSTB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,511	773	1,246	562	36,931	26,966	1,251	1,036
Realized gain (loss) on investments	(25,517)	(15,805)	(10,714)	(95,545)	(10,559)	(3,755)	63	679
Change in unrealized gain (loss) on investments	89,942	59,338	123,404	177,886	24,705	31,933	620	(387)
Reinvested capital gains	-	-	-	-	-	-	189	262

Net increase (decrease) in contract owners’ equity resulting from operations	65,936	44,306	113,936	82,903	51,077	55,144	2,123	1,590

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	63,578	58,998	117,539	90,815	245,044	46,579	12,978	29,302
Transfers between funds	26,936	21,754	(195,012)	262,748	102,571	81,096	15,600	56,651
Surrenders (note 6)	(10,077)	(2,618)	(1,152)	(8,912)	(16,745)	(18)	(736)	(6,201)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,445)	(841)	(369)	(581)	(6)	(441)	-	-
Deductions for surrender charges (note 2d)	(6,823)	(1,278)	(3,343)	(1,839)	(4,871)	-	(76)	(1,896)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,501)	(24,681)	(57,377)	(45,467)	(34,045)	(22,597)	(9,313)	(7,157)
Asset charges (note 3):	(1,121)	(721)	(1,460)	(1,231)	(1,499)	(1,046)	(274)	(165)
Adjustments to maintain reserves	3	33	5	55	25	(225)	(5)	5

Net equity transactions	41,550	50,646	(141,169)	295,588	290,474	103,348	18,174	70,539

Net change in contract owners’ equity	107,486	94,952	(27,233)	378,491	341,551	158,492	20,297	72,129
Contract owners’ equity beginning of period	216,466	121,514	614,989	236,498	345,855	187,363	81,048	8,919

Contract owners’ equity end of period	$323,952	216,466	587,756	614,989	687,406	345,855	101,345	81,048

CHANGES IN UNITS:
Beginning units	21,442	15,192	56,094	29,057	29,967	20,192	7,610	897
Units purchased	10,233	10,777	20,534	41,049	29,581	12,102	2,741	10,187
Units redeemed	(6,329)	(4,527)	(33,849)	(14,012)	(5,689)	(2,327)	(1,060)	(3,474)

Ending units	25,346	21,442	42,779	56,094	53,859	29,967	9,291	7,610

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GGTC3		GVUG1		NVOLG1		NVTIV3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	-	-	191	11	17,060	2,681
Realized gain (loss) on investments	13,137	(15,970)	(4,824)	(9,927)	3,737	103	59,826	9,560
Change in unrealized gain (loss) on investments	(6,517)	71,379	10,765	29,685	13,026	812	(136,098)	150,347
Reinvested capital gains	-	-	-	-	1,183	126	112,563	1,454

Net increase (decrease) in contract owners’ equity resulting from operations	6,620	55,409	5,941	19,758	18,137	1,052	53,351	164,042

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,802	66,185	8,807	45,662	71,201	6,231	276,332	126,471
Transfers between funds	(224,441)	21,849	(116,043)	157	3,143,423	1,235	(160,985)	669,590
Surrenders (note 6)	(1,255)	(424)	-	-	(15,005)	-	(63,860)	(8,867)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(497)	(219)	-	(940)	(1,652)	-	(3,963)	268
Deductions for surrender charges (note 2d)	(1,039)	(231)	-	(803)	(4,195)	-	(17,304)	(7,328)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,860)	(20,535)	(5,677)	(15,871)	(24,178)	(1,022)	(121,404)	(68,264)
Asset charges (note 3):	(270)	(573)	(154)	(372)	(817)	(12)	(3,817)	(1,894)
Adjustments to maintain reserves	65	40	1	141	3	(1)	(74)	405

Net equity transactions	(210,495)	66,092	(113,066)	27,974	3,168,780	6,431	(95,075)	710,381

Net change in contract owners’ equity	(203,875)	121,501	(107,125)	47,732	3,186,917	7,483	(41,724)	874,423
Contract owners’ equity beginning of period	203,875	82,374	107,125	59,393	7,483	-	874,423	-

Contract owners’ equity end of period	$-	203,875	-	107,125	3,194,400	7,483	832,699	874,423

CHANGES IN UNITS:
Beginning units	15,818	9,743	10,026	6,995	573	-	67,086	-
Units purchased	4,774	8,506	1,618	5,319	227,514	666	26,648	74,070
Units redeemed	(20,592)	(2,431)	(11,644)	(2,288)	(3,273)	(93)	(33,661)	(6,984)

Ending units	-	15,818	-	10,026	224,814	573	60,073	67,086

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	EIF		NVRE1		AMTB		AVCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$8,861	4,689	34,887	7,845	28,965	24,269	156	126
Realized gain (loss) on investments	(29,440)	(126,899)	35,467	10,840	(8,093)	(39,641)	(1,611)	(3,992)
Change in unrealized gain (loss) on investments	104,827	222,910	228,757	135,674	5,260	58,175	4,546	8,237
Reinvested capital gains	-	-	166,880	3,028	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	84,248	100,700	465,991	157,387	26,132	42,803	3,091	4,371

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	156,959	141,144	590,398	146,867	647,003	108,460	3,775	5,636
Transfers between funds	120,278	(65,489)	418,189	703,105	(397,713)	(168,032)	(22)	(184)
Surrenders (note 6)	(29,412)	(18,786)	(25,841)	(416)	(7,188)	(15,712)	(1,462)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,667)	(2,577)	(9,773)	(734)	(225)	(91)	(10)	(15)
Deductions for surrender charges (note 2d)	(11,700)	(6,403)	(12,122)	(1,546)	(6,633)	(2,918)	(1,315)	(204)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(68,038)	(67,866)	(140,954)	(45,372)	(57,427)	(51,676)	(3,131)	(3,993)
Asset charges (note 3):	(2,452)	(1,879)	(5,795)	(1,474)	(1,688)	(1,579)	(105)	(106)
Adjustments to maintain reserves	(1)	48	(324)	927	10	44	3	5

Net equity transactions	162,967	(21,808)	813,778	801,357	176,139	(131,504)	(2,267)	1,139

Net change in contract owners’ equity	247,215	78,892	1,279,769	958,744	202,271	(88,701)	824	5,510
Contract owners’ equity beginning of period	444,836	365,944	981,833	23,089	327,260	415,961	22,238	16,728

Contract owners’ equity end of period	$692,051	444,836	2,261,602	981,833	529,531	327,260	23,062	22,238

CHANGES IN UNITS:
Beginning units	45,596	48,218	132,893	4,089	30,096	43,351	2,421	2,205
Units purchased	26,372	20,004	130,343	137,077	71,770	12,480	419	752
Units redeemed	(10,696)	(22,626)	(28,091)	(8,273)	(55,613)	(25,735)	(666)	(536)

Ending units	61,272	45,596	235,145	132,893	46,253	30,096	2,174	2,421

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVCDI		ALVSVA		ACVIP2		ACVMV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	1,533	563	5,755	3,218	25,481	14,142
Realized gain (loss) on investments	30,973	(39,970)	30,136	(1,778)	8,113	1,202	2,345	(19,434)
Change in unrealized gain (loss) on investments	(10,852)	66,851	74,540	20,477	3,387	11,433	177,078	119,735
Reinvested capital gains	-	-	-	2,198	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,121	26,881	106,209	21,460	17,255	15,853	204,904	114,443

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	87,070	46,037	381,273	47,643	131,369	110,721	231,714	139,759
Transfers between funds	(111,065)	36,502	205,509	27,577	138,415	39,368	505,065	85,768
Surrenders (note 6)	(4,154)	(8,193)	(23,290)	(35)	(6,162)	(12,965)	(21,723)	(26,378)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(210)	-	-	-	(1,177)	(4,990)	385	(465)
Deductions for surrender charges (note 2d)	(2,742)	(995)	(7,382)	(58)	(4,816)	(2,375)	(13,511)	(5,817)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,540)	(21,514)	(35,009)	(8,026)	(51,324)	(29,382)	(92,215)	(58,506)
Asset charges (note 3):	(953)	(489)	(1,358)	(318)	(1,203)	(709)	(3,741)	(1,581)
Adjustments to maintain reserves	(63)	16	(342)	224	45	39	(36)	452

Net equity transactions	(61,657)	51,364	519,401	67,007	205,147	99,707	605,938	133,232

Net change in contract owners’ equity	(41,536)	78,245	625,610	88,467	222,402	115,560	810,842	247,675
Contract owners’ equity beginning of period	135,118	56,873	107,386	18,919	232,162	116,602	546,102	298,427

Contract owners’ equity end of period	$93,582	135,118	732,996	107,386	454,564	232,162	1,356,944	546,102

CHANGES IN UNITS:
Beginning units	12,509	7,496	12,003	3,021	18,947	10,488	41,747	29,645
Units purchased	14,820	10,744	64,886	10,323	23,515	16,469	59,595	22,577
Units redeemed	(20,035)	(5,731)	(12,330)	(1,341)	(7,171)	(8,010)	(14,357)	(10,475)

Ending units	7,294	12,509	64,559	12,003	35,291	18,947	86,985	41,747

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVV		DVSCS		DSIF		DCAP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10,890	45,765	3,819	6,712	41,837	28,894	951	515
Realized gain (loss) on investments	(148,481)	(44,645)	(65,725)	(46,299)	(75,816)	(102,187)	(1,784)	(12,520)
Change in unrealized gain (loss) on investments	212,246	174,279	273,621	87,210	362,889	341,389	19,070	16,201
Reinvested capital gains	-	-	-	45,501	-	75,426	-	1,504

Net increase (decrease) in contract owners’ equity resulting from operations	74,655	175,399	211,715	93,124	328,910	343,522	18,237	5,700

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	116,085	177,626	232,416	205,685	622,799	426,938	111,792	16,931
Transfers between funds	(1,193,588)	70,235	214,373	67,025	256,135	221,630	25,874	8,414
Surrenders (note 6)	(5,458)	(1,569)	(9,919)	(2,453)	(29,036)	(25,627)	(1,165)	(16,475)
Death Benefits (note 4)	-	-	(198)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(282)	(810)	(983)	(941)	(89,626)	1,558	-	-
Deductions for surrender charges (note 2d)	(3,345)	(5,413)	(7,459)	(2,739)	(13,540)	(9,621)	(1,103)	(395)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(61,118)	(87,481)	(91,767)	(53,589)	(225,566)	(177,153)	(11,545)	(8,435)
Asset charges (note 3):	(2,455)	(3,215)	(2,474)	(1,260)	(7,813)	(5,625)	(305)	(126)
Adjustments to maintain reserves	98	21	9	44	(121)	31	-	23

Net equity transactions	(1,150,063)	149,394	333,998	211,772	513,232	432,131	123,548	(63)

Net change in contract owners’ equity	(1,075,408)	324,793	545,713	304,896	842,142	775,653	141,785	5,637
Contract owners’ equity beginning of period	1,075,408	750,615	549,782	244,886	1,878,205	1,102,552	41,594	35,957

Contract owners’ equity end of period	$-	1,075,408	1,095,495	549,782	2,720,347	1,878,205	183,379	41,594

CHANGES IN UNITS:
Beginning units	102,102	85,421	50,580	28,168	183,488	136,077	3,682	3,901
Units purchased	11,708	28,841	42,501	29,272	89,168	74,905	11,784	2,562
Units redeemed	(113,810)	(12,160)	(12,982)	(6,860)	(41,234)	(27,494)	(1,389)	(2,781)

Ending units	-	102,102	80,099	50,580	231,422	183,488	14,077	3,682

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVMOS		FQB		FCS		FNRS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,904	686	5,773	2,782	1,153	29,464	5,628	2,710
Realized gain (loss) on investments	(3,705)	(30)	1,985	(828)	(548,686)	(161,550)	(65,796)	(57,007)
Change in unrealized gain (loss) on investments	2,255	(688)	1,881	6,417	846,160	821,557	378,140	367,071
Reinvested capital gains	-	696	-	-	-	637	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	454	664	9,639	8,371	298,627	690,108	317,972	312,774

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	404	2,513	17,336	13,845	392,959	485,100	688,346	447,173
Transfers between funds	(46,110)	(32)	56,190	41,679	(3,084,371)	(43,565)	(417,790)	356,878
Surrenders (note 6)	-	-	(15,801)	(800)	(15,883)	(36,574)	(15,201)	(5,617)
Death Benefits (note 4)	-	-	-	-	-	(18,509)	-	(5,461)
Net policy repayments (loans) (note 5)	-	-	(4)	(4)	(6,783)	(17,626)	(13,255)	(654)
Deductions for surrender charges (note 2d)	-	(30)	(7,842)	(1,402)	(23,898)	(18,061)	(13,607)	(3,504)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(843)	(4,928)	(12,855)	(10,993)	(198,190)	(251,527)	(165,208)	(127,094)
Asset charges (note 3):	(32)	(149)	(616)	(287)	(8,290)	(8,735)	(4,393)	(3,292)
Adjustments to maintain reserves	(3)	9	49	16	(79)	36	(2,276)	1,778

Net equity transactions	(46,584)	(2,617)	36,457	42,054	(2,944,535)	90,539	56,616	660,207

Net change in contract owners’ equity	(46,130)	(1,953)	46,096	50,425	(2,645,908)	780,647	374,588	972,981
Contract owners’ equity beginning of period	46,130	48,083	89,408	38,983	2,645,908	1,865,261	1,406,955	433,974

Contract owners’ equity end of period	$-	46,130	135,504	89,408	-	2,645,908	1,781,543	1,406,955

CHANGES IN UNITS:
Beginning units	4,486	4,736	7,208	3,785	219,138	209,580	91,096	41,466
Units purchased	39	239	5,707	4,637	32,242	51,822	59,319	64,165
Units redeemed	(4,525)	(489)	(2,847)	(1,214)	(251,380)	(42,264)	(53,610)	(14,535)

Ending units	-	4,486	10,068	7,208	-	219,138	96,805	91,096

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEIS		FF10S		FF20S		FF30S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$19,745	15,511	4,659	1,426	16,110	13,302	46,236	13,733
Realized gain (loss) on investments	(78,465)	(98,327)	(331)	(1,179)	(21,911)	(23,712)	(32,244)	(82,065)
Change in unrealized gain (loss) on investments	206,914	246,917	8,233	6,150	96,316	91,205	233,483	210,033
Reinvested capital gains	-	-	3,102	223	5,238	4,126	14,923	5,224

Net increase (decrease) in contract owners’ equity resulting from operations	148,194	164,101	15,663	6,620	95,753	84,921	262,398	146,925

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	282,625	205,804	187,558	10,886	289,142	193,959	725,261	334,432
Transfers between funds	170,384	218,574	15,171	3,965	126,614	38,898	1,158,661	109,211
Surrenders (note 6)	(14,798)	(7,572)	(3,612)	(1)	(3,697)	(13,789)	(14,647)	(3,863)
Death Benefits (note 4)	-	-	-	-	(11,336)	-	-	-
Net policy repayments (loans) (note 5)	(30,425)	(12,720)	-	-	-	-	(6,034)	(22,052)
Deductions for surrender charges (note 2d)	(10,490)	(8,288)	(897)	-	(9,008)	(1,921)	(17,254)	(20,325)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(134,039)	(99,484)	(14,987)	(5,905)	(97,744)	(72,871)	(238,474)	(126,061)
Asset charges (note 3):	(3,946)	(2,681)	(823)	(133)	(3,374)	(1,791)	(9,406)	(2,804)
Adjustments to maintain reserves	17	458	(8)	19	(39)	35	(22)	43

Net equity transactions	259,328	294,091	182,402	8,831	290,558	142,520	1,598,085	268,581

Net change in contract owners’ equity	407,522	458,192	198,065	15,451	386,311	227,441	1,860,483	415,506
Contract owners’ equity beginning of period	836,218	378,026	40,212	24,761	460,210	232,769	734,028	318,522

Contract owners’ equity end of period	$1,243,740	836,218	238,277	40,212	846,521	460,210	2,594,511	734,028

CHANGES IN UNITS:
Beginning units	85,940	50,518	3,354	2,564	38,779	25,258	63,273	36,079
Units purchased	53,139	55,189	16,096	1,371	33,640	23,608	154,353	52,182
Units redeemed	(28,014)	(19,767)	(1,821)	(581)	(10,132)	(10,087)	(24,826)	(24,988)

Ending units	111,065	85,940	17,629	3,354	62,287	38,779	192,800	63,273

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGS		FIGBS		FMCS		FOSR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,742	3,421	83,868	108,636	7,894	9,765	16,018	27,217
Realized gain (loss) on investments	(11,344)	(50,678)	28,857	(5,985)	(107,525)	(46,924)	(275,925)	(58,878)
Change in unrealized gain (loss) on investments	325,479	297,816	27,410	65,966	794,279	527,081	384,854	329,581
Reinvested capital gains	5,019	882	26,317	5,597	8,613	8,887	2,356	3,949

Net increase (decrease) in contract owners’ equity resulting from operations	321,896	251,441	166,452	174,214	703,261	498,809	127,303	301,869

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	286,273	196,684	636,520	431,466	1,024,471	624,366	252,172	242,420
Transfers between funds	162,351	27,870	214,565	294,059	155,397	155,013	(363,309)	65,796
Surrenders (note 6)	(20,504)	(27,262)	(58,944)	(29,486)	(81,890)	(18,341)	(24,523)	(31,375)
Death Benefits (note 4)	-	(57,278)	-	-	-	(6,334)	-	(12,015)
Net policy repayments (loans) (note 5)	(12,015)	2,845	(21,831)	(19,258)	(15,236)	(1,087)	(6,003)	812
Deductions for surrender charges (note 2d)	(17,632)	(3,201)	(19,874)	(11,551)	(29,763)	(7,493)	(14,970)	(8,158)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(129,317)	(100,851)	(212,697)	(170,921)	(281,015)	(195,606)	(128,709)	(133,964)
Asset charges (note 3):	(5,258)	(3,846)	(8,474)	(5,447)	(10,189)	(5,708)	(4,899)	(4,947)
Adjustments to maintain reserves	(72)	35	2	90	(876)	477	(79)	58

Net equity transactions	263,826	34,996	529,267	488,952	760,899	545,287	(290,320)	118,627

Net change in contract owners’ equity	585,722	286,437	695,719	663,166	1,464,160	1,044,096	(163,017)	420,496
Contract owners’ equity beginning of period	1,171,347	884,910	1,723,708	1,060,542	2,011,367	967,271	1,502,552	1,082,056

Contract owners’ equity end of period	$1,757,069	1,171,347	2,419,427	1,723,708	3,475,527	2,011,367	1,339,535	1,502,552

CHANGES IN UNITS:
Beginning units	118,780	114,992	139,164	99,043	151,478	101,995	122,463	111,554
Units purchased	46,160	30,531	75,153	60,842	97,004	74,585	25,351	30,725
Units redeemed	(21,315)	(26,743)	(32,914)	(20,721)	(45,109)	(25,102)	(51,205)	(19,816)

Ending units	143,625	118,780	181,403	139,164	203,373	151,478	96,609	122,463

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVSS		FTVIS2		FTVRDI		FTVSVI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$83	190	29,810	13,927	775	621	15,818	12,994
Realized gain (loss) on investments	(8,403)	(3,876)	5,397	(29,741)	(305)	(4,281)	(146,312)	(41,771)
Change in unrealized gain (loss) on investments	12,782	20,162	23,881	74,094	7,921	9,346	577,648	308,372
Reinvested capital gains	-	-	-	-	-	-	-	30,174

Net increase (decrease) in contract owners’ equity resulting from operations	4,462	16,476	59,088	58,280	8,391	5,686	447,154	309,769

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,286	11,322	175,938	90,538	4,761	7,608	511,259	401,021
Transfers between funds	594	288	166,744	33,866	(221)	(110)	14,479	329,236
Surrenders (note 6)	(20,522)	(127)	(1,453)	(934)	4	(4,623)	(82,728)	(10,275)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(17,075)	(2,029)	(7)	(862)	(1,650)	(6,156)
Deductions for surrender charges (note 2d)	(10,331)	-	(2,687)	(96)	(323)	(2,483)	(23,747)	(6,835)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,259)	(5,119)	(52,671)	(26,587)	(3,270)	(4,192)	(150,600)	(101,103)
Asset charges (note 3):	(169)	(152)	(1,434)	(674)	(211)	(185)	(6,420)	(3,378)
Adjustments to maintain reserves	(7)	2	(105)	51	(12)	8	(496)	49

Net equity transactions	(30,408)	6,214	267,257	94,135	721	(4,839)	260,097	602,559

Net change in contract owners’ equity	(25,946)	22,690	326,345	152,415	9,112	847	707,251	912,328
Contract owners’ equity beginning of period	46,797	24,107	308,423	156,008	39,388	38,541	1,460,942	548,614

Contract owners’ equity end of period	$20,851	46,797	634,768	308,423	48,500	39,388	2,168,193	1,460,942

CHANGES IN UNITS:
Beginning units	4,609	3,737	27,785	19,057	3,804	4,380	131,306	63,876
Units purchased	446	1,562	30,896	18,241	434	876	57,420	81,901
Units redeemed	(3,431)	(690)	(7,928)	(9,513)	(365)	(1,452)	(37,062)	(14,471)

Ending units	1,624	4,609	50,753	27,785	3,873	3,804	151,664	131,306

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVDM3		TIF3		FTVGI3		FTVFA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$11,278	16,916	6,532	26,836	6,766	57,450	18,926	5,358
Realized gain (loss) on investments	(87,786)	(28,672)	(2,548)	(431,302)	12,207	4,289	10,319	(16,809)
Change in unrealized gain (loss) on investments	176,344	261,969	27,971	508,102	52,025	4,381	28,414	70,310
Reinvested capital gains	-	1,586	-	32,439	1,232	-	71	-

Net increase (decrease) in contract owners’ equity resulting from operations	99,836	251,799	31,955	136,075	72,230	66,120	57,730	58,859

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	106,175	146,425	56,749	184,872	260,983	133,554	410,039	147,134
Transfers between funds	(113,768)	57,100	(10,197)	(486,012)	288,882	14,554	273,762	(9,579)
Surrenders (note 6)	(14,686)	(4,468)	(7,163)	(7,010)	(15,031)	(8,136)	1	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(5,177)	(4,967)	(1,358)	(198)	(2,606)	(6,274)	-	-
Deductions for surrender charges (note 2d)	(4,925)	(4,938)	(5,215)	(3,629)	(7,432)	(3,136)	(81)	(57)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(59,234)	(57,839)	(43,362)	(99,784)	(62,894)	(51,063)	(59,680)	(23,121)
Asset charges (note 3):	(2,664)	(2,020)	(1,730)	(2,643)	(2,638)	(1,454)	(1,264)	(837)
Adjustments to maintain reserves	(5)	23	10	51	89	169	18	13

Net equity transactions	(94,284)	129,316	(12,266)	(414,353)	459,353	78,214	622,795	113,553

Net change in contract owners’ equity	5,552	381,115	19,689	(278,278)	531,583	144,334	680,525	172,412
Contract owners’ equity beginning of period	683,404	302,289	417,025	695,303	386,364	242,030	239,500	67,088

Contract owners’ equity end of period	$688,956	683,404	436,714	417,025	917,947	386,364	920,025	239,500

CHANGES IN UNITS:
Beginning units	39,603	30,241	32,215	73,691	24,758	18,407	27,625	10,079
Units purchased	5,906	15,220	6,155	20,286	36,567	14,966	78,723	25,518
Units redeemed	(11,534)	(5,858)	(7,250)	(61,762)	(9,898)	(8,615)	(10,097)	(7,972)

Ending units	33,975	39,603	31,120	32,215	51,427	24,758	96,251	27,625

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MFBIE		MFBOV		MFFCA		MFTCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,758	2,402	1,194	549	281	40	565	313
Realized gain (loss) on investments	(503)	(8,961)	(11,533)	(5,367)	(5,010)	(4,879)	(4,066)	(5,884)
Change in unrealized gain (loss) on investments	2,516	22,407	29,607	25,530	45,438	34,387	38,404	24,781
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,771	15,848	19,268	20,712	40,709	29,548	34,903	19,210

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	50,182	25,373	60,124	17,516	41,830	20,356	24,421	19,446
Transfers between funds	68,781	39,755	54,696	43,574	37,889	18,033	55,365	30,310
Surrenders (note 6)	(760)	-	(1,565)	-	(857)	-	(852)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(8,424)	1,769	(21,684)	4,196	(8,076)	2,434	2,361	2,485
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,813)	(8,246)	(16,518)	(7,569)	(11,063)	(5,118)	(15,244)	(6,335)
Asset charges (note 3):	(478)	(209)	(552)	(295)	(444)	(228)	(412)	(174)
Adjustments to maintain reserves	2	10	7	3	2	6	(6)	13

Net equity transactions	92,490	58,452	74,508	57,425	59,281	35,483	65,633	45,745

Net change in contract owners’ equity	101,261	74,300	93,776	78,137	99,990	65,031	100,536	64,955
Contract owners’ equity beginning of period	111,892	37,592	128,240	50,103	113,405	48,374	100,154	35,199

Contract owners’ equity end of period	$213,153	111,892	222,016	128,240	213,395	113,405	200,690	100,154

CHANGES IN UNITS:
Beginning units	14,298	6,018	16,171	7,871	13,297	8,429	13,319	6,432
Units purchased	17,962	9,544	16,759	9,569	11,326	5,706	12,857	7,965
Units redeemed	(6,222)	(1,264)	(7,310)	(1,269)	(4,922)	(838)	(4,489)	(1,078)

Ending units	26,038	14,298	25,620	16,171	19,701	13,297	21,687	13,319

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMINS		AMFAS		AMSRS		OVGR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	-	-	53	12,127	435	665
Realized gain (loss) on investments	105	(86,887)	(5,072)	(4,026)	(134,810)	(22,801)	20,628	(18,850)
Change in unrealized gain (loss) on investments	-	132,722	7,129	7,289	163,225	161,816	241	102,498
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	105	45,835	2,057	3,263	28,468	151,142	21,304	84,313

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(127)	42,710	4,776	3,198	45,058	107,400	60,258	91,073
Transfers between funds	(49)	(268,173)	(3,919)	-	(557,996)	12,515	(300,097)	1,263
Surrenders (note 6)	-	(6,821)	(7)	(1,662)	(89)	(453)	(8,673)	(8,178)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	(19)	(2)	(389)	-	-	(6,266)	(2,930)
Deductions for surrender charges (note 2d)	-	(1,545)	(326)	(662)	(1,833)	(3,660)	(9,133)	(7,282)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	73	(19,040)	(1,917)	(2,685)	(17,746)	(45,110)	(35,651)	(46,139)
Asset charges (note 3):	(2)	(634)	(88)	(85)	(848)	(2,332)	(1,214)	(1,176)
Adjustments to maintain reserves	-	19	(4)	8	(1)	9	(3,676)	44

Net equity transactions	(105)	(253,503)	(1,487)	(2,277)	(533,455)	68,369	(304,452)	26,675

Net change in contract owners’ equity	-	(207,668)	570	986	(504,987)	219,511	(283,148)	110,988
Contract owners’ equity beginning of period	-	207,668	18,298	17,312	664,170	444,659	283,148	172,160

Contract owners’ equity end of period	$-	-	18,868	18,298	159,183	664,170	-	283,148

CHANGES IN UNITS:
Beginning units	-	25,895	2,205	2,561	61,680	54,272	27,288	23,978
Units purchased	299	5,384	749	464	4,444	13,244	5,573	11,814
Units redeemed	(299)	(31,279)	(1,053)	(820)	(54,091)	(5,836)	(32,861)	(8,504)

Ending units	-	-	1,901	2,205	12,033	61,680	-	27,288

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS3		OVHI3		OVHI		OVGI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$9,167	7,812	7,740	-	101	-	10,458	11,455
Realized gain (loss) on investments	(39,488)	(31,541)	22,166	(22,409)	128	(8,744)	(111,176)	(125,749)
Change in unrealized gain (loss) on investments	144,300	158,962	(11,101)	53,782	(10)	9,241	237,763	302,644
Reinvested capital gains	-	7,464	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	113,979	142,697	18,805	31,373	219	497	137,045	188,350

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	205,067	203,658	26,212	77,819	-	(48)	248,171	259,490
Transfers between funds	51,347	50,203	(77,001)	8,641	-	(2)	(141,360)	(26,754)
Surrenders (note 6)	(20,197)	(4,660)	(118)	(74)	1	(2)	(61,088)	(10,269)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(8,517)	(3,939)	(405)	-	(483)	-	(12,442)	(11,585)
Deductions for surrender charges (note 2d)	(20,352)	(4,581)	(525)	(119)	(55)	(6)	(24,342)	(7,684)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(91,707)	(73,917)	(12,369)	(10,146)	(262)	(420)	(129,042)	(130,979)
Asset charges (note 3):	(2,747)	(1,854)	(269)	(144)	(9)	(11)	(4,288)	(3,346)
Adjustments to maintain reserves	(975)	783	(3)	11	1	2	(20)	37

Net equity transactions	111,919	165,693	(64,478)	75,988	(807)	(487)	(124,411)	68,910

Net change in contract owners’ equity	225,898	308,390	(45,673)	107,361	(588)	10	12,634	257,260
Contract owners’ equity beginning of period	613,141	304,751	120,860	13,499	2,102	2,092	915,727	658,467

Contract owners’ equity end of period	$839,039	613,141	75,187	120,860	1,514	2,102	928,361	915,727

CHANGES IN UNITS:
Beginning units	48,626	33,763	46,755	6,619	700	873	89,913	82,941
Units purchased	21,486	24,755	11,848	46,117	-	-	26,911	31,486
Units redeemed	(12,736)	(9,892)	(33,241)	(5,981)	(261)	(173)	(38,316)	(24,514)

Ending units	57,376	48,626	25,362	46,755	439	700	78,508	89,913

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		PMVFBA		PMVLDA		TRBCG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,018	5,896	3,826	224	15,353	3,240	-	-
Realized gain (loss) on investments	102,402	(243,493)	(3)	1,223	17,900	202	139,038	(218,570)
Change in unrealized gain (loss) on investments	(27,370)	398,809	22,721	(2,781)	(485)	(4,424)	(80,536)	366,392
Reinvested capital gains	-	-	3,201	798	5,054	12,825	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,050	161,212	29,745	(536)	37,822	11,843	58,502	147,822

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	112,755	205,899	170,036	31,762	360,105	52,271	66,730	154,468
Transfers between funds	(182,568)	(179,511)	193,533	42,050	761,491	244,796	(432,083)	(380,311)
Surrenders (note 6)	(11,989)	(5,064)	(573)	-	(27,747)	(199)	(22,842)	(22,543)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(13,415)	(13,372)	-	-	(30,768)	130	313	(2,906)
Deductions for surrender charges (note 2d)	(7,323)	(4,164)	(191)	-	(5,357)	(1,222)	(9,584)	(7,519)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(46,714)	(87,810)	(28,531)	(2,731)	(67,546)	(19,065)	(44,970)	(86,899)
Asset charges (note 3):	(2,074)	(2,746)	(522)	(96)	(2,617)	(523)	(1,628)	(2,252)
Adjustments to maintain reserves	(5)	49	(105)	(7)	(91)	(42)	(17)	44

Net equity transactions	(151,333)	(86,719)	333,647	70,978	987,470	276,146	(444,081)	(347,918)

Net change in contract owners’ equity	(74,283)	74,493	363,392	70,442	1,025,292	287,989	(385,579)	(200,096)
Contract owners’ equity beginning of period	543,289	468,796	70,442	-	287,989	-	385,763	585,859

Contract owners’ equity end of period	$469,006	543,289	433,834	70,442	1,313,281	287,989	184	385,763

CHANGES IN UNITS:
Beginning units	49,035	58,050	6,424	-	26,072	-	34,091	73,411
Units purchased	11,384	31,452	32,795	6,672	167,514	28,035	5,899	18,307
Units redeemed	(26,117)	(40,467)	(3,081)	(248)	(80,667)	(1,963)	(39,976)	(57,627)

Ending units	34,302	49,035	36,138	6,424	112,919	26,072	14	34,091

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TREI2		TRHS2		VWHAR		WRASP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,643	5,401	-	-	-	-	21,335	442
Realized gain (loss) on investments	72,979	(54,017)	2,962	-	6,083	-	4,301	(3,175)
Change in unrealized gain (loss) on investments	(21,688)	131,463	511	-	14,363	-	227,502	50,251
Reinvested capital gains	-	-	-	-	-	-	-	11,943

Net increase (decrease) in contract owners’ equity resulting from operations	56,934	82,847	3,473	-	20,446	-	253,138	59,461

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	51,504	62,977	1,365	-	5,941	-	1,141,901	483,700
Transfers between funds	(409,767)	22,960	9,001	-	166,047	-	1,396,066	372,931
Surrenders (note 6)	(25,789)	(7,134)	-	-	(2)	-	(22,635)	(10)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,036)	(846)	-	-	(470)	-	(2,170)	(2,892)
Deductions for surrender charges (note 2d)	(12,562)	(3,280)	-	-	-	-	(13,289)	3
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(37,369)	(42,230)	(496)	-	(1,763)	-	(303,738)	(64,545)
Asset charges (note 3):	(1,958)	(1,438)	(18)	-	(69)	-	(5,438)	(335)
Adjustments to maintain reserves	30	50	2	-	(2)	-	(288)	(27)

Net equity transactions	(439,947)	31,059	9,854	-	169,682	-	2,190,409	788,825

Net change in contract owners’ equity	(383,013)	113,906	13,327	-	190,128	-	2,443,547	848,286
Contract owners’ equity beginning of period	383,013	269,107	-	-	-	-	897,119	48,833

Contract owners’ equity end of period	$-	383,013	13,327	-	190,128	-	3,340,666	897,119

CHANGES IN UNITS:
Beginning units	36,899	32,472	-	-	-	-	94,099	6,405
Units purchased	13,780	15,248	3,608	-	23,426	-	267,760	96,196
Units redeemed	(50,679)	(10,821)	(2,355)	-	(7,471)	-	(39,426)	(8,502)

Ending units	-	36,899	1,253	-	15,955	-	322,433	94,099

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRBP		WRBDP		WRCEP		WRDIV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,001	73	7,113	1,004	1,174	206	1,442	289
Realized gain (loss) on investments	1,066	111	6,935	186	1,008	(85)	2,656	(530)
Change in unrealized gain (loss) on investments	7,623	1,553	(424)	1,887	26,913	8,517	25,812	12,552
Reinvested capital gains	730	21	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,420	1,758	13,624	3,077	29,095	8,638	29,910	12,311

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	20,332	18,766	247,974	67,052	115,462	38,594	83,732	59,531
Transfers between funds	32,375	6,827	(48,290)	36,164	33,580	23,398	27,203	33,130
Surrenders (note 6)	(1)	-	(2)	-	-	(4)	(1,099)	(7)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(5)	(1,019)	(1,051)	-
Deductions for surrender charges (note 2d)	(20)	1	(179)	-	(269)	-	(2,008)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,550)	(2,897)	(34,343)	(10,527)	(29,306)	(10,699)	(28,474)	(10,593)
Asset charges (note 3):	(51)	-	(83)	-	(45)	-	(59)	-
Adjustments to maintain reserves	15	3	41	4	(8)	7	(2)	9

Net equity transactions	41,100	22,700	165,118	92,693	119,409	50,277	78,242	82,070

Net change in contract owners’ equity	51,520	24,458	178,742	95,770	148,504	58,915	108,152	94,381
Contract owners’ equity beginning of period	24,483	25	116,172	20,402	69,571	10,656	105,960	11,579

Contract owners’ equity end of period	$76,003	24,483	294,914	116,172	218,075	69,571	214,112	105,960

CHANGES IN UNITS:
Beginning units	2,569	3	10,627	2,000	7,675	1,458	12,273	1,581
Units purchased	5,408	2,899	20,013	9,628	15,320	7,641	12,725	12,053
Units redeemed	(1,167)	(333)	(5,199)	(1,001)	(3,095)	(1,424)	(3,687)	(1,361)

Ending units	6,810	2,569	25,441	10,627	19,900	7,675	21,311	12,273

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRENG		WRGNR		WRGP		WRHIP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$151	-	-	-	553	81	12,207	2,158
Realized gain (loss) on investments	948	595	6,381	(110)	483	(992)	1,865	559
Change in unrealized gain (loss) on investments	14,979	4,275	39,616	32,922	16,403	9,156	12,343	11,333
Reinvested capital gains	-	-	-	-	-	600	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,078	4,870	45,997	32,812	17,439	8,845	26,415	14,050

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	50,282	20,983	130,279	69,195	58,476	43,933	127,211	52,556
Transfers between funds	7,507	15,992	30,311	44,608	32,015	12,317	99,658	30,243
Surrenders (note 6)	(30)	-	(979)	(5)	-	-	5	(4)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(210)	-	(558)	(1,594)	-	-	(1,112)	(1,966)
Deductions for surrender charges (note 2d)	(27)	-	(1,945)	-	(220)	(124)	(110)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,695)	(5,376)	(37,062)	(13,660)	(21,875)	(7,855)	(32,446)	(9,557)
Asset charges (note 3):	(4)	-	(106)	-	(27)	-	(61)	-
Adjustments to maintain reserves	(3)	(1)	3,073	3	16	(1)	9	8

Net equity transactions	42,820	31,598	123,013	98,547	68,385	48,270	193,154	71,280

Net change in contract owners’ equity	58,898	36,468	169,010	131,359	85,824	57,115	219,569	85,330
Contract owners’ equity beginning of period	36,891	423	149,762	18,403	66,547	9,432	101,433	16,103

Contract owners’ equity end of period	$95,789	36,891	318,772	149,762	152,371	66,547	321,002	101,433

CHANGES IN UNITS:
Beginning units	4,780	77	20,574	4,390	7,390	1,331	8,647	2,010
Units purchased	7,456	5,497	23,878	18,610	10,121	7,077	17,993	7,730
Units redeemed	(2,059)	(794)	(7,043)	(2,426)	(2,481)	(1,018)	(2,815)	(1,093)

Ending units	10,177	4,780	37,409	20,574	15,030	7,390	23,825	8,647

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRIP		WRI2P		WRMIC		WRMCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,150	282	986	678	-	-	21	-
Realized gain (loss) on investments	1,409	(685)	1,816	(922)	5,438	563	2,189	942
Change in unrealized gain (loss) on investments	21,602	9,718	13,628	9,115	14,064	4,013	21,439	4,623
Reinvested capital gains	-	-	-	1,091	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,161	9,315	16,430	9,962	19,502	4,576	23,649	5,565

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	88,672	49,556	47,112	33,512	25,082	14,962	55,299	33,829
Transfers between funds	17,733	16,501	22,523	17,348	3,815	15,656	13,961	6,497
Surrenders (note 6)	(3)	-	1	-	2	-	(70)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,043)	-	-	-	(231)	-	(723)	-
Deductions for surrender charges (note 2d)	(205)	(87)	(28)	-	-	(48)	(37)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,520)	(9,047)	(17,035)	(6,635)	(9,816)	(3,968)	(16,623)	(4,264)
Asset charges (note 3):	(106)	-	(44)	-	(24)	-	(30)	-
Adjustments to maintain reserves	9	4	10	7	4	4	21	8

Net equity transactions	77,537	56,927	52,539	44,232	18,832	26,606	51,798	36,070

Net change in contract owners’ equity	101,698	66,242	68,969	54,194	38,334	31,182	75,447	41,635
Contract owners’ equity beginning of period	80,377	14,135	59,301	5,107	31,200	18	42,396	761

Contract owners’ equity end of period	$182,075	80,377	128,270	59,301	69,534	31,200	117,843	42,396

CHANGES IN UNITS:
Beginning units	9,348	2,086	6,214	733	3,588	3	3,952	104
Units purchased	13,188	8,475	7,481	6,305	3,680	4,124	6,071	4,296
Units redeemed	(4,088)	(1,213)	(1,914)	(824)	(1,591)	(539)	(1,673)	(448)

Ending units	18,448	9,348	11,781	6,214	5,677	3,588	8,350	3,952

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRMMP		WRMSP		WRPAP		WRPCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$130	873	206	12	1,623	125	122	1
Realized gain (loss) on investments	-	-	(143)	2	3,629	1,186	647	60
Change in unrealized gain (loss) on investments	-	-	(15)	15	15,605	12,843	2,744	481
Reinvested capital gains	-	-	-	-	3,234	286	233	2

Net increase (decrease) in contract owners’ equity resulting from operations	130	873	48	29	24,091	14,440	3,746	544

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,102,282	961,303	1,523	1,537	126,524	85,958	53,077	6,473
Transfers between funds	(1,085,305)	(807,901)	(5,353)	3,135	35,052	16,238	41,226	618
Surrenders (note 6)	-	-	-	-	(2)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(1,365)	(167)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,354)	(42,856)	(372)	(318)	(41,501)	(14,711)	(9,621)	(1,389)
Asset charges (note 3):	(352)	-	-	-	(31)	-	(72)	-
Adjustments to maintain reserves	65	97	(231)	2	81	(6)	(1)	(3)

Net equity transactions	(52,664)	110,643	(4,433)	4,356	118,758	87,312	84,609	5,699

Net change in contract owners’ equity	(52,534)	111,516	(4,385)	4,385	142,849	101,752	88,355	6,243
Contract owners’ equity beginning of period	202,982	91,466	4,385	-	101,752	-	6,243	-

Contract owners’ equity end of period	$150,448	202,982	-	4,385	244,601	101,752	94,598	6,243

CHANGES IN UNITS:
Beginning units	19,956	9,084	433	-	10,521	-	615	-
Units purchased	108,356	94,868	135	465	15,951	12,212	8,822	761
Units redeemed	(113,532)	(83,996)	(568)	(32)	(4,580)	(1,691)	(917)	(146)

Ending units	14,780	19,956	-	433	21,892	10,521	8,520	615

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRPMP		WRPMAP		WRPMCP		WRRESP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,123	505	4,808	368	304	-	498	226
Realized gain (loss) on investments	23,730	1,013	17,593	2,445	479	158	1,081	485
Change in unrealized gain (loss) on investments	61,772	50,363	75,867	42,517	3,079	725	6,123	3,256
Reinvested capital gains	6,793	933	8,563	660	521	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	96,418	52,814	106,831	45,990	4,383	883	7,702	3,967

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	299,957	277,535	383,651	229,122	49,160	11,216	22,980	13,080
Transfers between funds	178,090	103,152	114,747	193,802	5,101	512	1,510	5,386
Surrenders (note 6)	-	-	(3,513)	-	-	-	2	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	(5,042)	(122)	-	-	(17)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(100,804)	(41,080)	(147,907)	(50,545)	(13,242)	(2,760)	(6,900)	(2,976)
Asset charges (note 3):	(358)	-	(284)	-	(32)	-	(6)	-
Adjustments to maintain reserves	203	(21,772)	(633)	12	122	(3)	5	2

Net equity transactions	377,088	317,835	341,019	372,269	41,109	8,965	17,574	15,492

Net change in contract owners’ equity	473,506	370,649	447,850	418,259	45,492	9,848	25,276	19,459
Contract owners’ equity beginning of period	410,908	40,259	495,781	77,522	9,848	-	22,144	2,685

Contract owners’ equity end of period	$884,414	410,908	943,631	495,781	55,340	9,848	47,420	22,144

CHANGES IN UNITS:
Beginning units	41,362	4,780	50,451	9,522	982	-	2,749	412
Units purchased	51,215	43,257	48,921	46,731	5,291	1,299	2,648	2,824
Units redeemed	(13,534)	(6,675)	(15,480)	(5,802)	(1,300)	(317)	(816)	(487)

Ending units	79,043	41,362	83,892	50,451	4,973	982	4,581	2,749

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRSTP		WRSCP		WRSCV		WRVP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	-	34	51	-	317	247
Realized gain (loss) on investments	5,075	1,138	4,974	968	2,682	1,061	461	47
Change in unrealized gain (loss) on investments	21,310	16,831	20,877	6,470	21,252	8,449	6,946	4,955
Reinvested capital gains	5,585	1,068	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,970	19,037	25,851	7,472	23,985	9,510	7,724	5,249

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	140,739	68,436	62,999	36,433	40,857	29,379	22,574	11,028
Transfers between funds	65,996	56,139	10,966	19,942	40,488	21,592	7,093	12,407
Surrenders (note 6)	(1,523)	-	(732)	(1)	(1)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6)	(1,545)	(736)	(984)	-	-	-	-
Deductions for surrender charges (note 2d)	(17)	-	(164)	-	(134)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(41,484)	(12,783)	(18,427)	(6,125)	(11,988)	(4,494)	(4,535)	(2,155)
Asset charges (note 3):	(125)	-	(81)	-	(22)	-	(2)	-
Adjustments to maintain reserves	1,498	5	2,135	2	(4)	(3)	7	(3)

Net equity transactions	165,078	110,252	55,960	49,267	69,196	46,474	25,137	21,277

Net change in contract owners’ equity	197,048	129,289	81,811	56,739	93,181	55,984	32,861	26,526
Contract owners’ equity beginning of period	130,999	1,710	58,389	1,650	57,132	1,148	28,559	2,033

Contract owners’ equity end of period	$328,047	130,999	140,200	58,389	150,313	57,132	61,420	28,559

CHANGES IN UNITS:
Beginning units	12,301	231	6,068	231	5,551	144	2,895	261
Units purchased	19,945	13,604	7,562	6,663	7,271	5,906	2,798	2,892
Units redeemed	(4,926)	(1,534)	(2,322)	(826)	(1,269)	(499)	(448)	(258)

Ending units	27,320	12,301	11,308	6,068	11,553	5,551	5,245	2,895

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WFVSCG		MSVRE		AVBVI		ACVI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	-	15,515	-	-	-	239
Realized gain (loss) on investments	2,848	4,330	-	(388,507)	-	(49,174)	-	(1,642)
Change in unrealized gain (loss) on investments	31,014	1,466	-	437,861	-	64,955	-	4,073
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	33,862	5,796	-	64,869	-	15,781	-	2,670

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	58,261	11,846	(16)	160,493	-	13,226	-	5,990
Transfers between funds	202,753	5,087	(12)	(617,069)	-	(63,905)	-	(15,345)
Surrenders (note 6)	(25)	-	-	(8,676)	-	(7,608)	-	(1)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,503)	-	-	50	-	37	-	-
Deductions for surrender charges (note 2d)	-	(4)	-	(5,275)	-	(112)	-	(29)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,190)	(2,256)	28	(43,559)	-	(6,948)	-	(3,516)
Asset charges (note 3):	(568)	(56)	(1)	(1,224)	-	(157)	-	(46)
Adjustments to maintain reserves	42	23	1	53	-	5	-	9

Net equity transactions	239,770	14,640	-	(515,207)	-	(65,462)	-	(12,938)

Net change in contract owners’ equity	273,632	20,436	-	(450,338)	-	(49,681)	-	(10,268)
Contract owners’ equity beginning of period	20,436	-	-	450,338	-	49,681	-	10,268

Contract owners’ equity end of period	$294,068	20,436	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,548	-	-	52,025	-	8,367	-	1,080
Units purchased	17,553	1,596	156	21,516	-	2,251	-	638
Units redeemed	(1,530)	(48)	(156)	(73,541)	-	(10,618)	-	(1,718)

Ending units	17,571	1,548	-	-	-	-	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVVS1		AMRS		TRLT2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	100	-	-	-	-	-	1,362
Realized gain (loss) on investments	-	(13,181)	-	(71,877)	-	(80,057)	-	948
Change in unrealized gain (loss) on investments	-	18,636	-	82,497	-	137,015	-	1,630
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	5,555	-	10,620	-	56,958	-	3,940

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	5,291	-	9,734	-	23,821	-	3,643
Transfers between funds	-	(38,030)	-	(119,998)	-	(259,522)	-	(62,950)
Surrenders (note 6)	-	-	-	-	-	(877)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	18	-	21	-	-	-	-
Deductions for surrender charges (note 2d)	-	(27)	-	-	-	(971)	-	(33)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(3,810)	-	(12,165)	-	(9,314)	-	(3,262)
Asset charges (note 3):	-	(98)	-	(327)	-	(455)	-	(115)
Adjustments to maintain reserves	-	3	-	24	-	4	-	28

Net equity transactions	-	(36,653)	-	(122,711)	-	(247,314)	-	(62,689)

Net change in contract owners’ equity	-	(31,098)	-	(112,091)	-	(190,356)	-	(58,749)
Contract owners’ equity beginning of period	-	31,098	-	112,091	-	190,356	-	58,749

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	4,365	-	12,491	-	26,414	-	5,231
Units purchased	-	770	-	1,099	-	3,274	-	312
Units redeemed	-	(5,135)	-	(13,590)	-	(29,688)	-	(5,543)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SGRF
	2010	2009
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	(347,847)
Change in unrealized gain (loss) on investments	-	364,727
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	16,880

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	30,836
Transfers between funds	-	(512,969)
Surrenders (note 6)	-	(32,068)
Death Benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	(2)
Deductions for surrender charges (note 2d)	-	(176)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(19,482)
Asset charges (note 3):	-	(640)
Adjustments to maintain reserves	-	26

Net equity transactions	-	(534,475)

Net change in contract owners’ equity	-	(517,595)
Contract owners’ equity beginning of period	-	517,595

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	71,365
Units purchased	-	4,442
Units redeemed	-	(75,807)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company currently offers five individual flexible premium variable life insurance policies through the Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL and Nationwide MarathonSM Performance VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)*

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Contrafund Portfolio - Service Class (FCS)*

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Brandes International Equity Fund (MFBIE)

Business Opportunity Value Fund (MFBOV)

Frontier Capital Appreciation Fund (MFFCA)

M Large Cap Growth Fund (MFTCG)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

International Portfolio - S Class Shares (AMINS)*

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)*

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately  Conservative (WRPMCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*  At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

(2) Policy Charges

(a) Deductions from Premium

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts 0.50% from each premium payment (up to 2.50% maximum) to cover sales expenses. For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts 2.50% from each premium payment (maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide MarathonSM Performance VUL contracts, the Company currently deducts 5.50% from each premium (the maximum is 6.50%) to cover sales expenses if the Accumulation Rider is not elected. If the Accumulation Rider is elected, the Company currently deducts 2.50% from each premium payment (the maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts 6.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts 4.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

The Company may, at its sole discretion, reduce the sales loading.

For the periods ended December 31, 2010 and 2009, total front-end sales charge deductions were $3,412,537 and $2,524,153, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract.

For Nationwide YourLife® Protection VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is not elected, the Company currently deducts a $20 administrative charge per month which is also the maximum charge.

For Nationwide YourLife® Accumulation VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is elected, the Company currently deducts a $25 administrative charge per month which is also the maximum charge.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts a $15 administrative charge per month (maximum of $20 per policy per month).

For Nationwide® Options Select VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is not elected, the Company deducts a maximum guaranteed charge for all ages of $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount for all ages and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000.

For Nationwide MarathonSM contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.20 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $1.18 per $1,000 of Specified Amount. The maximum guaranteed charge is $1.18 per $1,000 of Specified Amount.

For Nationwide YourLife® Survivorship VUL contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 per $1,000 of Specified Amount.

The charges above are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For Nationwide YourLife® Protection VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance.

For both the Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the eleventh year, depending on the insured’s age at the time of policy issuance the percentage decline will vary.

For MarathonSM Performance VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the thirteenth year through fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

For Nationwide YourLife® Survivorship VUL contracts, the surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. The maximum Surrender Charge that may be assessed for any segment of coverage is $50 per $1,000 of Base Policy Specified Amount. The minimum Surrender Charge that may be assessed for any segment of coverage is $0.52 per $1,000 of Base Policy Specified Amount.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Nationwide YourLife® Accumulation VUL contracts, the current charge is 0.00% of variable contract value on an annualized basis, with a guaranteed maximum charge of 0.30 % of the variable contract value on an annualized basis.

The amount of the charge for other contracts may vary based on the policy year and the amount of the contract value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and contract value.

Nationwide® Options Select VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide MarathonSM VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide®YourLifeSM Protection VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL contracts

For contracts that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts not electing that accumulation rider is 0.80% on an annualized basis. If you do not elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable contract value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.00% for policy year 21 and later.

The charges above are assessed against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Accumulation VUL contracts and Nationwide YourLife® Survivorship VUL the maximum guaranteed loan interest charged is 3.9% on the outstanding loan. For the Nationwide YourLife® Protection and Nationwide MarathonSM Performance VUL contracts the maximum guaranteed loan interest charged is 4.5%, except for contract owners electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.9%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2010 and 2009, total transfers into the Account from the fixed account were $5,676,468 and $2,065,392, respectively, and total transfers from the Account to the fixed account were $1,990,052 and $695,745, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$130,506,240	0	$130,506,240

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc.-Global Allocation V.I. Fund -Class II ( MLVGA2 )	$155,215	$161,969
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	464,894	390,389
Janus Aspen Series - Global Technology Portfolio - Service II Shares ( JAGTS2 )	1,564	1,762
Janus Aspen Series - Overseas Portfolio - Service II Shares ( JAIGS2 )	598,593	470,757
Investors Growth Stock Series - Initial Class ( MIGIC )	1,492	1,415
Value Series - Initial Class ( MVFIC )	347,467	293,626
Variable Insurance Trust II - International Value Portfolio - Service Class ( MVIVSC )	89	99
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	84,389	81,410
AllianceBernstein NVIT Global Fixed Income Fund - Class III ( NVAGF3 )	4,622	4,989
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	39,642	45,398
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	879,547	952,894

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

American Funds NVIT Bond Fund - Class II ( GVABD2 )	232,092	252,732
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	141,146	133,208
American Funds NVIT Growth Fund -Class II ( GVAGR2 )	422,698	306,632
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	113,312	126,920
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	231,065	227,498
Gartmore NVIT Emerging Markets Fund - Class III ( GEM3 )	905,783	643,426
Gartmore NVIT International Equity Fund - Class VI ( NVIE6 )	174,118	189,831
Gartmore NVIT Worldwide Leaders Fund - Class III ( GEF3 )	1,500	1,698
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	10,117	15,294
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	345,293	318,026
NVIT Cardinal Aggressive Fund - Class I ( NVCRA1 )	75,790	105,054
NVIT Cardinal Balanced Fund - Class I ( NVCRB1 )	278,461	340,824
NVIT Cardinal Capital Appreciation Fund -Class I ( NVCCA1 )	151,617	194,882
NVIT Cardinal Conservative Fund - Class I ( NVCCN1 )	74,445	82,504
NVIT Cardinal Moderate Fund - Class I ( NVCMD1 )	236,526	303,508
NVIT Cardinal Moderately Aggressive Fund - Class I ( NVCMA1 )	543,851	703,894
NVIT Cardinal Moderately Conservative Fund - Class I ( NVCMC1 )	138,088	157,987
NVIT Core Bond Fund - Class I ( NVCBD1 )	185,070	194,872
NVIT Core Plus Bond Fund - Class I ( NVLCP1 )	19,821	21,130
NVIT Fund - Class I ( TRF )	417,311	284,801
NVIT Government Bond Fund - Class I ( GBF )	1,070,479	1,099,193
NVIT Health Sciences Fund - Class III ( GVGHS )	135,833	143,170
NVIT International Index Fund - Class VI ( GVIX6 )	45,650	33,660
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	234,795	162,238
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	21,440	22,142
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	83,681	87,256
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	168,860	180,100
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	510,652	413,533
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	730,148	508,375
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	161,144	172,703
NVIT Mid Cap Index Fund - Class I ( MCIF )	470,322	414,529
NVIT Money Market Fund - Class I ( SAM )	10,641,549	10,641,549
NVIT Multi-Manager International Growth Fund - Class III ( NVMIG3 )	428,930	394,589
NVIT Multi-Manager International Value Fund - Class III ( GVDIV3 )	143,529	84,549
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	357,044	437,406
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	40,551	47,703
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	265,444	314,060
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	418,917	454,053
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	57,502	59,088
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	95,724	70,207
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	355,136	344,422
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	241,503	230,944
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	16,664	16,727
NVIT Technology & Communications Fund - Class III ( GGTC3 )	254,691	267,828
NVIT U.S. Growth Leaders Fund - Class I ( GVUG1 )	132,773	127,949
Oppenheimer NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	38,182	41,919
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	316,073	375,899
Van Kampen NVIT Comstock Value Fund - Class I ( EIF )	178,616	149,176
Van Kampen NVIT Real Estate Fund - Class I ( NVRE1 )	83,116	118,583
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB )	616,327	608,234
V.I. Capital Appreciation Fund - Series I ( AVCA )	6,579	4,968
V.I. Capital Development Fund - Series I ( AVCDI )	175,998	206,971
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	96,748	126,884
VP Inflation Protection Fund - Class II ( ACVIP2 )	85,953	94,066
VP Mid Cap Value Fund - Class I ( ACVMV1 )	134,536	136,881
VP Value Fund - Class I ( ACVV )	1,402,877	1,254,396
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	170,103	104,378
Stock Index Fund, Inc. - Initial Shares ( DSIF )	266,164	190,348
Appreciation Portfolio - Initial Shares ( DCAP )	16,480	14,696
Market Opportunity Fund II - Service Shares ( FVMOS )	50,614	46,909
Quality Bond Fund II - Primary Shares ( FQB )	33,110	35,095
VIP Fund - Contrafund Portfolio - Service Class ( FCS )	3,755,838	3,207,152
VIP Fund - Energy Portfolio - Service Class 2 ( FNRS2 )	829,776	763,980
VIP Fund - Equity-Income Portfolio - Service Class ( FEIS )	250,322	171,857
VIP Fund - Freedom Fund 2010 Portfolio - Service Class ( FF10S )	11,178	10,847
VIP Fund - Freedom Fund 2020 Portfolio - Service Class ( FF20S )	128,769	106,858
VIP Fund - Freedom Fund 2030 Portfolio - Service Class ( FF30S )	144,177	111,933

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - Growth Portfolio - Service Class ( FGS )	137,111	125,767
VIP Fund - Investment Grade Bond Portfolio - Service Class ( FIGBS )	491,891	520,748
VIP Fund - Mid Cap Portfolio - Service Class ( FMCS )	610,428	502,903
VIP Fund - Overseas Portfolio - Service Class R ( FOSR )	775,225	499,300
VIP Fund - Value Strategies Portfolio - Service Class ( FVSS )	42,254	33,851
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	52,920	58,317
Franklin Rising Dividends Securities Fund - Class 1 ( FTVRDI )	2,760	2,455
Franklin Small Cap Value Securities Fund - Class 1 ( FTVSVI )	538,823	392,511
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	247,202	159,416
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	70,165	67,617
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	101,044	113,251
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	40,490	50,809
Brandes International Equity Fund ( MFBIE )	42,688	42,185
Business Opportunity Value Fund ( MFBOV )	60,763	49,230
Frontier Capital Appreciation Fund ( MFFCA )	45,240	40,230
M Large Cap Growth Fund ( MFTCG )	34,271	30,205
International Portfolio - S Class Shares ( AMINS )	3,126	3,231
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )	13,161	8,089
Socially Responsive Portfolio - I Class Shares ( AMSRS )	711,796	576,986
Capital Appreciation Fund/VA - Non-Service Shares ( OVGR )	315,274	335,902
Global Securities Fund/VA - Class 3 ( OVGS3 )	142,344	102,856
High Income Fund/VA - Class 3 ( OVHI3 )	65,924	88,090
High Income Fund/VA - Non-Service Shares ( OVHI )	684	812
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )	448,747	337,571
Main Street Small Cap Fund(R)/VA - Non-Service Shares ( OVSC )	230,581	332,983
Foreign Bond Portfolio (Unhedged) - Administrative Class ( PMVFBA )	18,330	18,327
Low Duration Portfolio - Administrative Class ( PMVLDA )	1,150,192	1,168,092
Blue Chip Growth Portfolio - II ( TRBCG2 )	342,043	481,081
Equity Income Portfolio - II ( TREI2 )	524,660	597,639
Health Sciences Portfolio - II ( TRHS2 )	54,722	57,684
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 ( VWHAR )	71,204	77,287
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy ( WRASP )	71,648	75,949
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced ( WRBP )	5,601	6,667
Ivy Fund Variable Insurance Portfolios, Inc. - Bond ( WRBDP )	139,055	145,990
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity ( WRCEP )	5,522	6,530
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities ( WRDIV )	9,893	12,549
Ivy Fund Variable Insurance Portfolios, Inc. - Energy ( WRENG )	6,238	7,186
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources ( WRGNR )	18,885	25,266
Ivy Fund Variable Insurance Portfolios, Inc. - Growth ( WRGP )	6,395	6,878
Ivy Fund Variable Insurance Portfolios, Inc. - High Income ( WRHIP )	6,288	8,153
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth ( WRIP )	8,926	10,335
Ivy Fund Variable Insurance Portfolios, Inc. - International Value ( WRI2P )	5,953	7,769
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth ( WRMIC )	10,860	16,298
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth ( WRMCG )	6,016	8,205
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market ( WRMMP )	1,147,237	1,147,237
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities ( WRMSP )	5,812	5,669
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive ( WRPAP )	14,073	17,702
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative ( WRPCP )	8,765	9,412
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate ( WRPMP )	108,035	131,765
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive ( WRPMAP )	47,085	64,678
Ivy Fund Variable Insurance Portfolios, Inc. -Pathfinder Moderately Conservative ( WRPMCP )	4,224	4,703
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities ( WRRESP )	1,901	2,982
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology ( WRSTP )	21,334	26,409
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth ( WRSCP )	17,564	22,538
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value ( WRSCV )	4,001	6,683
Ivy Fund Variable Insurance Portfolios, Inc. - Value ( WRVP )	1,263	1,724
Advantage Funds Variable Trust - VT Small Cap Growth Fund ( WFVSCG )	16,750	19,598

Total	$42,235,502	$40,293,732

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2010	0.00%	154,611	$13.386468	$2,069,695	1.90%	9.88%
2009	0.00%	32,706	12.182592	398,444	3.46%	21.83%	5/1/2009
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.00%	155,217	12.508137	1,941,476	0.26%	6.48%
2009	0.00%	90,368	11.747058	1,061,558	0.01%	46.01%
2008	0.00%	52,700	8.045115	423,976	0.01%	-44.31%
2007	0.00%	4,350	14.445945	62,840	0.33%	36.63%
2006	0.00%	36	10.572707	381	0.07%	5.73%	5/1/2006
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.00%	1,811	11.352948	20,560	0.00%	13.53%	5/3/2010
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2008	0.00%	3,769	6.408647	24,154	0.69%	-36.24%
2007	0.00%	3,828	10.051308	38,476	1.93%	0.51%	5/1/2007
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.00%	226,274	15.936367	3,605,986	0.56%	25.03%
2009	0.00%	171,108	12.746144	2,180,967	0.42%	79.07%
2008	0.00%	113,377	7.117893	807,004	2.70%	-52.21%
2007	0.00%	48,306	14.893765	719,458	0.53%	28.07%
2006	0.00%	5,004	11.629148	58,192	1.29%	16.29%	5/1/2006
Investors Growth Stock Series - Initial Class (MIGIC)
2010	0.00%	456	12.561314	5,728	0.43%	12.47%
2009	0.00%	398	11.168160	4,445	0.69%	39.55%
2008	0.00%	335	8.002768	2,681	0.53%	-36.87%
2007	0.00%	250	12.677102	3,169	0.29%	11.36%
2006	0.00%	198	11.384079	2,254	0.00%	7.58%
Value Series - Initial Class (MVFIC)
2010	0.00%	211,083	12.918661	2,726,910	1.48%	11.53%
2009	0.00%	132,328	11.582760	1,532,723	1.20%	22.71%
2008	0.00%	47,608	9.438767	449,361	0.95%	-32.58%
2007	0.00%	26,056	14.000352	364,793	0.50%	7.91%
2006	0.00%	7,340	12.974380	95,232	0.54%	20.84%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.00%	825	10.843288	8,946	0.00%	8.43%	5/3/2010
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.00%	7,213	12.004773	86,590	5.42%	7.14%
2009	0.00%	12,096	11.204270	135,527	11.88%	9.64%
2008	0.00%	28,841	10.218734	294,718	4.14%	-10.20%
2007	0.00%	32,734	11.380012	372,513	3.39%	5.45%
2006	0.00%	13,182	10.791549	142,254	4.70%	3.73%
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.00%	52,025	8.656213	450,338	3.67%	-37.89%
2007	0.00%	41,926	13.937607	584,348	1.00%	-17.07%
2006	0.00%	13,494	16.806589	226,788	1.13%	38.04%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.00%	4,465	12.359941	55,187	6.41%	8.24%
2009	0.00%	2,428	11.419071	27,726	8.59%	14.19%	5/1/2009
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	0.00%	94,019	14.256071	1,340,342	1.59%	13.46%
2009	0.00%	1,653	12.564442	20,769	0.88%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010	0.00%	291,751	10.878393	3,173,782	1.08%	12.02%
2009	0.00%	143,955	9.711378	1,398,001	0.09%	23.41%
2008	0.00%	86,089	7.868935	677,429	3.74%	-29.78%
2007	0.00%	24,380	11.205324	273,186	7.29%	6.14%
2006	0.00%	1,918	10.556998	20,248	5.77%	5.57%	5/1/2006

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Bond Fund - Class II (GVABD2)
2010	0.00%	44,558	$11.627184	$518,084	1.60%	5.99%
2009	0.00%	31,824	10.970085	349,112	0.39%	12.15%
2008	0.00%	19,150	9.781713	187,319	8.04%	-9.87%
2007	0.00%	4,806	10.853118	52,160	12.10%	2.98%
2006	0.00%	114	10.538858	1,201	0.00%	5.39%	5/1/2006
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010	0.00%	85,800	11.991721	1,028,890	0.76%	11.30%
2009	0.00%	66,698	10.774250	718,621	0.00%	41.60%
2008	0.00%	34,853	7.608765	265,187	3.86%	-38.64%
2007	0.00%	9,724	12.399481	120,573	3.48%	14.36%
2006	0.00%	658	10.842096	7,134	0.00%	8.42%	5/1/2006
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010	0.00%	171,060	10.612804	1,815,426	0.17%	18.19%
2009	0.00%	99,951	8.979238	897,484	0.00%	38.78%
2008	0.00%	63,278	6.470039	409,410	2.57%	-44.21%
2007	0.00%	28,662	11.597638	332,412	1.18%	11.90%
2006	0.00%	3,546	10.364424	36,752	0.91%	3.64%	5/1/2006
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2010	0.00%	103,788	8.886120	922,273	0.85%	10.97%
2009	0.00%	43,831	8.007342	350,970	0.00%	30.69%
2008	0.00%	23,626	6.126963	144,755	4.55%	-38.06%
2007	0.00%	1,448	9.892316	14,324	0.72%	-1.08%	5/1/2007
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.00%	67,173	14.295077	960,243	9.58%	13.16%
2009	0.00%	44,372	12.632602	560,534	10.14%	46.08%
2008	0.00%	21,626	8.647843	187,019	10.34%	-28.10%
2007	0.00%	11,190	12.027193	134,584	7.70%	3.17%
2006	0.00%	8,688	11.657910	101,284	8.64%	10.60%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.00%	103,153	21.252025	2,192,210	0.08%	16.21%
2009	0.00%	86,223	18.287102	1,576,769	1.19%	63.48%
2008	0.00%	44,366	11.185864	496,271	1.39%	-57.83%
2007	0.00%	24,604	26.524857	652,618	0.75%	45.55%
2006	0.00%	10,796	18.224168	196,748	0.61%	36.64%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	0.00%	37,091	8.057227	298,851	0.88%	13.00%
2009	0.00%	52,401	7.130177	373,628	0.22%	29.45%
2008	0.00%	4,934	5.508000	27,176	1.15%	-44.92%	5/1/2008
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.00%	670	14.935320	10,007	1.36%	11.36%
2009	0.00%	83	13.411529	1,113	0.63%	34.12%	5/1/2009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.00%	35,126	9.164158	321,900	0.26%	15.61%
2009	0.00%	19,640	7.927018	155,687	0.19%	52.96%
2008	0.00%	39	5.182412	202	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	0.00%	72,005	10.018250	721,364	0.62%	23.56%
2009	0.00%	91,858	8.107965	744,781	0.44%	31.27%
2008	0.00%	88,800	6.176544	548,477	0.43%	-38.23%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2010	0.00%	163,017	9.540229	1,555,220	0.42%	15.00%
2009	0.00%	67,030	8.295819	556,069	1.16%	29.30%
2008	0.00%	16,061	6.416027	103,048	1.31%	-35.84%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2010	0.00%	167,231	10.596561	1,772,073	1.07%	10.46%
2009	0.00%	75,697	9.593104	726,169	2.37%	19.88%
2008	0.00%	23,058	8.002099	184,513	1.47%	-19.98%	5/1/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2010	0.00%	199,390	$10.149086	$2,023,626	0.76%	12.46%
2009	0.00%	114,328	9.025006	1,031,811	2.05%	24.25%
2008	0.00%	29,990	7.263571	217,835	1.75%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2010	0.00%	50,764	11.062310	561,567	1.34%	6.87%
2009	0.00%	12,702	10.351566	131,486	3.11%	13.22%
2008	0.00%	5,694	9.142885	52,061	2.42%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2010	0.00%	502,389	10.368348	5,208,944	0.88%	11.42%
2009	0.00%	171,116	9.305236	1,592,275	2.68%	22.00%
2008	0.00%	20,669	7.626933	157,640	1.78%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2010	0.00%	541,174	9.916957	5,366,799	0.70%	13.50%
2009	0.00%	310,026	8.737590	2,708,880	2.12%	26.69%
2008	0.00%	55,360	6.896919	381,815	1.72%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2010	0.00%	51,188	10.770841	551,338	1.22%	9.31%
2009	0.00%	31,516	9.853071	310,529	2.53%	17.64%
2008	0.00%	13,698	8.375935	114,734	1.48%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2010	0.00%	69,927	11.582155	809,905	2.95%	7.06%
2009	0.00%	46,963	10.818752	508,081	3.75%	8.78%
2008	0.00%	4,746	9.945181	47,200	1.56%	-0.55%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2010	0.00%	14,090	12.569892	177,110	2.93%	8.35%
2009	0.00%	3,588	11.600708	41,623	5.45%	16.62%
2008	0.00%	230	9.947099	2,288	3.30%	-0.53%	5/1/2008
NVIT Fund - Class I (TRF)
2010	0.00%	68,854	11.162791	768,603	1.00%	13.45%
2009	0.00%	80,590	9.839457	792,962	1.39%	26.10%
2008	0.00%	84,151	7.803097	656,639	1.40%	-41.55%
2007	0.00%	81,126	13.351018	1,083,115	1.16%	8.18%
2006	0.00%	43,158	12.341341	532,628	1.61%	13.63%
NVIT Government Bond Fund - Class I (GBF)
2010	0.00%	121,105	13.208362	1,599,599	2.80%	4.78%
2009	0.00%	139,277	12.605611	1,755,672	3.53%	2.69%
2008	0.00%	117,240	12.275629	1,439,195	4.28%	7.72%
2007	0.00%	40,524	11.395982	461,811	5.07%	7.16%
2006	0.00%	12,406	10.634744	131,935	5.11%	3.34%
NVIT Health Sciences Fund -Class III (GVGHS)
2009	0.00%	8,633	11.124833	96,041	0.27%	19.11%
2008	0.00%	7,323	9.339799	68,396	0.32%	-25.23%
2007	0.00%	5,826	12.491648	72,776	0.08%	13.23%
2006	0.00%	7,262	11.032385	80,117	0.00%	2.70%
NVIT International Index Fund - Class VI (GVIX6)
2010	0.00%	72,715	9.456969	687,664	2.47%	7.54%
2009	0.00%	34,255	8.793694	301,228	3.18%	28.62%
2008	0.00%	17,707	6.837123	121,065	2.01%	-43.11%
2007	0.00%	14,812	12.017667	178,006	1.65%	9.50%
2006	0.00%	7,512	10.975279	82,446	2.29%	9.75%	5/1/2006
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.00%	221,749	12.559061	2,784,959	1.64%	14.63%
2009	0.00%	155,410	10.956366	1,702,729	1.00%	27.21%
2008	0.00%	86,385	8.613097	744,042	2.41%	-36.84%
2007	0.00%	24,672	13.637494	336,464	2.19%	5.96%
2006	0.00%	5,178	12.870621	66,644	3.64%	16.87%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	0.00%	24,978	$12.782641	$319,285	1.16%	9.81%
2009	0.00%	1,417	11.640280	16,494	1.76%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	0.00%	75,852	13.672666	1,037,099	1.22%	12.03%
2009	0.00%	8,016	12.204484	97,831	1.35%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.00%	87,481	12.582446	1,100,725	2.01%	5.89%
2009	0.00%	53,773	11.882294	638,947	1.70%	9.08%
2008	0.00%	20,458	10.892776	222,845	3.94%	-6.02%
2007	0.00%	1,266	11.590847	14,674	3.73%	5.38%
2006	0.00%	674	10.998997	7,413	3.38%	6.16%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.00%	518,780	12.725464	6,601,716	1.69%	10.91%
2009	0.00%	268,912	11.473370	3,085,327	1.37%	19.14%
2008	0.00%	102,479	9.630534	986,929	2.97%	-23.20%
2007	0.00%	59,144	12.538964	741,604	3.09%	5.66%
2006	0.00%	20,210	11.867343	239,839	3.44%	11.35%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.00%	761,845	12.746609	9,710,940	1.80%	12.83%
2009	0.00%	425,494	11.296821	4,806,730	1.26%	24.39%
2008	0.00%	255,853	9.081599	2,323,555	2.72%	-31.39%
2007	0.00%	156,190	13.236630	2,067,429	2.50%	6.15%
2006	0.00%	59,678	12.469697	744,167	3.33%	14.54%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.00%	34,079	12.747585	434,425	2.04%	8.52%
2009	0.00%	25,450	11.747183	298,966	1.43%	14.56%
2008	0.00%	12,983	10.254072	133,130	3.83%	-15.04%
2007	0.00%	1,116	12.069809	13,470	3.34%	5.86%
2006	0.00%	598	11.401762	6,818	3.45%	8.42%
NVIT Mid Cap Growth Fund - Class II (SGRF2)
2006	0.00%	3,170	11.588975	36,737	0.00%	3.21%
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.00%	41,128	14.906376	613,069	1.21%	26.20%
2009	0.00%	53,080	11.811646	626,962	1.06%	36.76%
2008	0.00%	38,566	8.637043	333,096	1.35%	-36.46%
2007	0.00%	23,042	13.593553	313,223	1.42%	7.56%
2006	0.00%	8,502	12.638155	107,450	1.29%	9.89%
NVIT Money Market Fund - Class I (SAM)
2010	0.00%	537,380	11.482065	6,170,232	0.00%	0.00%
2009	0.00%	528,280	11.482050	6,065,737	0.21%	0.04%
2008	0.00%	414,695	11.477234	4,759,554	1.74%	2.05%
2007	0.00%	174,684	11.246272	1,964,544	4.75%	4.79%
2006	0.00%	90,136	10.731921	967,332	4.18%	4.53%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	0.00%	86,794	9.555175	829,332	0.76%	14.04%
2009	0.00%	92,482	8.379106	774,916	1.28%	36.46%
2008	0.00%	83,365	6.140389	511,893	0.11%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	0.00%	68,742	10.698362	735,427	2.55%	6.11%
2009	0.00%	61,633	10.082162	621,394	2.25%	29.84%
2008	0.00%	69,824	7.765128	542,194	1.79%	-46.33%
2007	0.00%	60,332	14.468946	872,940	2.26%	2.93%
2006	0.00%	30,304	14.056822	425,978	1.95%	22.75%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.00%	112,634	9.540808	1,074,619	0.05%	15.51%
2009	0.00%	79,282	8.259762	654,850	0.75%	29.78%
2008	0.00%	2,391	6.364575	15,219	0.52%	-36.35%	5/1/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.00%	24,511	$9.169345	$224,750	0.86%	13.05%
2009	0.00%	13,082	8.111157	106,110	1.37%	27.59%
2008	0.00%	183	6.357067	1,163	0.75%	-36.43%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.00%	145,695	10.123676	1,474,969	0.00%	26.82%
2009	0.00%	149,880	7.982859	1,196,471	0.00%	27.12%
2008	0.00%	26,311	6.279727	165,226	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.00%	48,371	10.547920	510,213	1.21%	19.63%
2009	0.00%	82,042	8.817001	723,364	1.06%	30.47%
2008	0.00%	58,272	6.757903	393,798	0.87%	-32.42%	5/1/2008
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.00%	24,951	10.896900	271,889	0.00%	25.45%
2009	0.00%	14,412	8.686440	125,189	0.00%	27.46%
2008	0.00%	8,023	6.814966	54,677	0.00%	-46.42%
2007	0.00%	4,802	12.718919	61,076	0.00%	9.75%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.00%	25,346	12.781169	323,952	0.58%	26.60%
2009	0.00%	21,442	10.095402	216,466	0.50%	26.22%
2008	0.00%	15,192	7.998530	121,514	1.19%	-32.15%
2007	0.00%	12,256	11.788779	144,483	1.35%	-6.89%
2006	0.00%	5,826	12.661605	73,767	0.52%	17.29%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.00%	42,779	13.739369	587,756	0.29%	25.32%
2009	0.00%	56,094	10.963538	614,989	0.21%	34.70%
2008	0.00%	29,057	8.139096	236,498	1.11%	-38.19%
2007	0.00%	12,442	13.167514	163,830	0.16%	2.13%
2006	0.00%	4,962	12.892586	63,973	0.22%	12.04%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2010	0.00%	53,859	12.763067	687,406	6.95%	10.59%
2009	0.00%	29,967	11.541196	345,855	9.60%	24.38%
2008	0.00%	20,192	9.279073	187,363	8.63%	-17.29%
2007	0.00%	12,774	11.218961	143,311	4.29%	4.62%
2006	0.00%	7,652	10.723071	82,053	4.53%	4.84%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.00%	9,291	10.907906	101,345	1.33%	2.42%
2009	0.00%	7,610	10.650192	81,048	2.54%	7.11%
2008	0.00%	897	9.943310	8,919	0.00%	-0.57%	5/1/2008
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.00%	15,818	12.888766	203,875	0.00%	52.44%
2008	0.00%	9,743	8.454726	82,374	0.00%	-48.59%
2007	0.00%	7,472	16.444438	122,873	0.00%	20.19%
2006	0.00%	6,608	13.682536	90,414	0.00%	11.08%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.00%	10,026	10.684702	107,125	0.00%	25.84%
2008	0.00%	6,995	8.490774	59,393	0.00%	-41.29%
2007	0.00%	3,802	14.462452	54,986	0.00%	22.49%
2006	0.00%	722	11.807452	8,525	0.41%	-0.29%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.00%	224,814	14.209081	3,194,400	0.07%	8.80%
2009	0.00%	573	13.059893	7,483	0.25%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.00%	60,073	13.861453	832,699	2.01%	6.35%
2009	0.00%	67,086	13.034354	874,423	0.38%	30.34%	5/1/2009

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2010	0.00%	61,272	$11.294732	$692,051	1.57%	15.77%
2009	0.00%	45,596	9.756035	444,836	1.26%	28.55%
2008	0.00%	48,218	7.589375	365,944	2.03%	-36.99%
2007	0.00%	57,762	12.044718	695,727	1.82%	-2.22%
2006	0.00%	32,492	12.317759	400,229	2.03%	15.91%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.00%	235,145	9.617905	2,261,602	2.04%	30.18%
2009	0.00%	132,893	7.388147	981,833	2.24%	30.84%
2008	0.00%	4,089	5.646840	23,089	5.01%	-43.53%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.00%	46,253	11.448574	529,531	5.59%	5.29%
2009	0.00%	30,096	10.873885	327,260	6.92%	13.33%
2008	0.00%	43,351	9.595209	415,961	4.96%	-13.43%
2007	0.00%	33,310	11.083576	369,194	3.57%	4.77%
2006	0.00%	8,916	10.578811	94,321	5.15%	4.20%
V.I. Basic Value Fund - Series I (AVBVI)
2008	0.00%	8,367	5.937752	49,681	0.91%	-51.77%
2007	0.00%	7,730	12.310539	95,160	0.72%	1.54%
2006	0.00%	5,238	12.123351	63,502	0.49%	13.20%
V.I. Capital Appreciation Fund - Series I (AVCA)
2010	0.00%	2,174	10.607978	23,062	0.75%	15.49%
2009	0.00%	2,421	9.185296	22,238	0.62%	21.08%
2008	0.00%	2,205	7.586238	16,728	0.00%	-42.49%
2007	0.00%	1,938	13.191695	25,566	0.00%	12.01%
2006	0.00%	1,318	11.776847	15,522	0.07%	6.30%
V.I. Capital Development Fund - Series I (AVCDI)
2010	0.00%	7,294	12.830002	93,582	0.00%	18.78%
2009	0.00%	12,509	10.801700	135,118	0.00%	42.37%
2008	0.00%	7,496	7.587025	56,873	0.00%	-47.03%
2007	0.00%	2,714	14.321990	38,870	0.00%	10.84%
2006	0.00%	1,520	12.920789	19,640	0.00%	16.52%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2010	0.00%	64,559	11.353901	732,996	0.37%	26.91%
2009	0.00%	12,003	8.946607	107,386	1.11%	42.86%
2008	0.00%	3,021	6.262626	18,919	0.00%	-37.37%	5/1/2008
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.00%	35,291	12.880459	454,564	1.59%	5.12%
2009	0.00%	18,947	12.253214	232,162	1.94%	10.21%
2008	0.00%	10,488	11.117573	116,602	4.01%	-1.59%
2007	0.00%	3,362	11.297046	37,981	4.44%	9.49%
2006	0.00%	2,262	10.317483	23,338	2.67%	1.59%
VP International Fund - Class III (ACVI3)
2008	0.00%	1,080	9.507294	10,268	0.57%	-44.82%
2007	0.00%	352	17.230511	6,065	0.00%	18.06%
VP Mid Cap Value Fund -Class I (ACVMV1)
2010	0.00%	86,985	15.599747	1,356,944	2.48%	19.25%
2009	0.00%	41,747	13.081223	546,102	3.89%	29.94%
2008	0.00%	29,645	10.066767	298,427	0.09%	-24.35%
2007	0.00%	16,400	13.306496	218,227	0.88%	-2.31%
2006	0.00%	5,692	13.620466	77,528	0.99%	20.30%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.00%	4,365	7.124413	31,098	0.00%	-41.48%
2007	0.00%	4,394	12.174342	53,494	0.00%	21.02%
2006	0.00%	3,536	10.060123	35,573	0.00%	-3.28%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Value Fund - Class I (ACVV)
2009	0.00%	102,102	$10.532686	$1,075,408	5.42%	19.86%
2008	0.00%	85,421	8.787234	750,615	2.28%	-26.78%
2007	0.00%	65,490	12.000449	785,909	1.35%	-5.14%
2006	0.00%	37,198	12.650434	470,571	1.44%	18.65%
VP Vista(SM) Fund -Class I (ACVVS1)
2008	0.00%	12,491	8.973691	112,091	0.00%	-48.62%
2007	0.00%	5,864	17.466180	102,422	0.00%	39.77%
2006	0.00%	1,306	12.496264	16,320	0.00%	9.01%
Small Cap Stock Index Portfolio -Service Shares (DVSCS)
2010	0.00%	80,099	13.676760	1,095,495	0.49%	25.83%
2009	0.00%	50,580	10.869560	549,782	1.97%	25.03%
2008	0.00%	28,168	8.693766	244,886	0.72%	-30.91%
2007	0.00%	19,302	12.583781	242,892	0.26%	-0.65%
2006	0.00%	7,178	12.666664	90,921	0.27%	14.41%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.00%	231,422	11.754920	2,720,347	1.93%	14.84%
2009	0.00%	183,488	10.236118	1,878,205	2.13%	26.33%
2008	0.00%	136,077	8.102406	1,102,552	2.29%	-37.14%
2007	0.00%	80,552	12.889762	1,038,296	1.83%	5.26%
2006	0.00%	50,022	12.246198	612,579	2.21%	15.50%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.00%	14,077	13.026837	183,379	0.89%	15.32%
2009	0.00%	3,682	11.296583	41,594	0.34%	22.56%
2008	0.00%	3,901	9.217282	35,957	1.89%	-29.55%
2007	0.00%	5,014	13.083574	65,601	1.58%	7.13%
2006	0.00%	7,528	12.212508	91,936	1.45%	16.48%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.00%	4,486	10.283025	46,130	1.42%	1.28%
2008	0.00%	4,736	10.152569	48,083	1.09%	-0.86%
2007	0.00%	2,496	10.240958	25,561	0.12%	-1.48%
2006	0.00%	130	10.395256	1,351	0.00%	3.95%	5/1/2006
Quality Bond Fund II - Primary Shares (FQB)
2010	0.00%	10,068	13.458845	135,504	4.50%	8.50%
2009	0.00%	7,208	12.403996	89,408	5.18%	20.43%
2008	0.00%	3,785	10.299392	38,983	4.57%	-7.29%
2007	0.00%	2,514	11.108998	27,928	3.46%	5.38%
2006	0.00%	1,178	10.541505	12,418	3.56%	4.15%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.00%	219,138	12.074163	2,645,908	1.46%	35.66%
2008	0.00%	209,580	8.899992	1,865,261	0.98%	-42.61%
2007	0.00%	173,746	15.508728	2,694,579	1.01%	17.51%
2006	0.00%	115,588	13.198045	1,525,536	1.30%	11.59%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2010	0.00%	96,805	18.403422	1,781,543	0.45%	19.16%
2009	0.00%	91,096	15.444750	1,406,955	0.36%	47.57%
2008	0.00%	41,466	10.465765	433,974	0.00%	-54.40%
2007	0.00%	16,830	22.953063	386,300	0.22%	45.64%
2006	0.00%	2,250	15.759845	35,460	1.16%	16.62%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.00%	111,065	11.198307	1,243,740	2.06%	15.09%
2009	0.00%	85,940	9.730256	836,218	2.60%	30.03%
2008	0.00%	50,518	7.482988	378,026	3.10%	-42.70%
2007	0.00%	31,088	13.060141	406,014	2.40%	1.42%
2006	0.00%	13,380	12.877569	172,302	3.78%	20.08%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund -Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.00%	17,629	$13.516167	$238,277	4.49%	12.74%
2009	0.00%	3,354	11.989176	40,212	4.71%	24.15%
2008	0.00%	2,564	9.656832	24,761	3.12%	-25.08%
2007	0.00%	2,212	12.888793	28,510	2.89%	8.65%
2006	0.00%	1,676	11.863160	19,883	1.74%	9.78%
VIP Fund -Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.00%	62,287	13.590648	846,521	2.73%	14.52%
2009	0.00%	38,779	11.867504	460,210	4.18%	28.78%
2008	0.00%	25,258	9.215628	232,769	2.97%	-32.71%
2007	0.00%	12,316	13.695591	168,675	2.80%	10.17%
2006	0.00%	7,834	12.431698	97,390	1.80%	11.81%
VIP Fund -Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.00%	192,800	13.457007	2,594,511	2.86%	16.00%
2009	0.00%	63,273	11.600974	734,028	2.94%	31.40%
2008	0.00%	36,079	8.828445	318,522	2.95%	-38.08%
2007	0.00%	21,486	14.256765	306,321	2.61%	11.21%
2006	0.00%	13,160	12.819894	168,710	1.83%	13.15%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	0.00%	143,625	12.233728	1,757,069	0.20%	24.06%
2009	0.00%	118,780	9.861487	1,171,347	0.35%	28.15%
2008	0.00%	114,992	7.695394	884,910	0.80%	-47.23%
2007	0.00%	97,194	14.583722	1,417,450	0.57%	26.87%
2006	0.00%	77,220	11.495023	887,646	0.02%	6.73%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.00%	181,403	13.337306	2,419,427	3.61%	7.68%
2009	0.00%	139,164	12.386163	1,723,708	9.17%	15.67%
2008	0.00%	99,043	10.707897	1,060,542	3.42%	-3.35%
2007	0.00%	72,418	11.078504	802,283	2.16%	4.21%
2006	0.00%	19,280	10.630812	204,962	1.83%	4.30%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.00%	203,373	17.089422	3,475,527	0.30%	28.70%
2009	0.00%	151,478	13.278281	2,011,367	0.69%	40.01%
2008	0.00%	101,995	9.483511	967,271	0.40%	-39.51%
2007	0.00%	69,056	15.677232	1,082,607	0.74%	15.49%
2006	0.00%	45,078	13.574900	611,929	0.08%	12.59%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.00%	96,609	13.865532	1,339,535	1.35%	13.01%
2009	0.00%	122,463	12.269434	1,502,552	2.41%	26.49%
2008	0.00%	111,554	9.699843	1,082,056	2.93%	-43.88%
2007	0.00%	89,282	17.283296	1,543,087	3.21%	17.23%
2006	0.00%	71,092	14.743687	1,048,158	0.16%	17.95%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.00%	1,624	12.839377	20,851	0.23%	26.45%
2009	0.00%	4,609	10.153436	46,797	0.56%	57.40%
2008	0.00%	3,737	6.450849	24,107	0.86%	-51.17%
2007	0.00%	2,576	13.212045	34,034	0.87%	5.60%
2006	0.00%	1,874	12.511424	23,446	0.03%	16.20%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.00%	50,753	12.507001	634,768	6.68%	12.67%
2009	0.00%	27,785	11.100337	308,423	7.57%	35.59%
2008	0.00%	19,057	8.186428	156,008	5.03%	-29.66%
2007	0.00%	5,526	11.637657	64,310	1.27%	3.76%
2006	0.00%	124	11.216304	1,391	0.00%	12.16%	5/1/2006

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2010	0.00%	3,873	$12.522488	$48,500	1.82%	20.94%
2009	0.00%	3,804	10.354358	39,388	1.76%	17.67%
2008	0.00%	4,380	8.799201	38,541	2.12%	-26.94%
2007	0.00%	4,572	12.044130	55,066	2.39%	-2.41%
2006	0.00%	3,918	12.342050	48,356	1.26%	17.43%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2010	0.00%	151,664	14.296027	2,168,193	0.92%	28.49%
2009	0.00%	131,306	11.126242	1,460,942	1.49%	29.54%
2008	0.00%	63,876	8.588732	548,614	1.42%	-32.87%
2007	0.00%	50,330	12.794049	643,924	0.69%	-2.14%
2006	0.00%	26,908	13.073214	351,774	0.84%	17.30%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.00%	33,975	20.278309	688,956	1.73%	17.51%
2009	0.00%	39,603	17.256364	683,404	3.61%	72.63%
2008	0.00%	30,241	9.996007	302,289	2.77%	-52.67%
2007	0.00%	20,640	21.120230	435,922	2.17%	28.70%
2006	0.00%	7,986	16.410826	131,057	0.79%	28.17%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.00%	31,120	14.033220	436,714	1.66%	8.41%
2009	0.00%	32,215	12.945045	417,025	5.15%	37.20%
2008	0.00%	73,691	9.435374	695,303	2.53%	-40.39%
2007	0.00%	38,256	15.828965	605,553	1.79%	15.45%
2006	0.00%	12,790	13.711150	175,366	1.34%	21.46%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.00%	51,427	17.849519	917,947	1.21%	14.38%
2009	0.00%	24,758	15.605635	386,364	16.16%	18.69%
2008	0.00%	18,407	13.148675	242,030	3.23%	6.21%
2007	0.00%	6,758	12.380292	83,666	2.88%	11.03%
2006	0.00%	3,076	11.150160	34,298	2.34%	12.84%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.00%	96,251	9.558606	920,025	3.75%	10.25%
2009	0.00%	27,625	8.669683	239,500	3.21%	30.25%
2008	0.00%	10,079	6.656135	67,088	3.14%	-33.44%	5/1/2008
Brandes International Equity Fund (MFBIE)
2010	0.00%	26,038	8.186209	213,153	4.31%	4.61%
2009	0.00%	14,298	7.825688	111,892	3.79%	25.28%
2008	0.00%	6,018	6.246550	37,592	4.59%	-39.84%
2007	0.00%	3,324	10.383840	34,516	1.47%	3.84%	9/18/2007
Business Opportunity Value Fund (MFBOV)
2010	0.00%	25,620	8.665720	222,016	0.71%	9.27%
2009	0.00%	16,171	7.930242	128,240	0.68%	24.58%
2008	0.00%	7,871	6.365512	50,103	0.05%	-34.48%
2007	0.00%	6,272	9.715909	60,938	0.00%	-2.84%	9/18/2007
Frontier Capital Appreciation Fund (MFFCA)
2010	0.00%	19,701	10.831673	213,395	0.19%	27.00%
2009	0.00%	13,297	8.528591	113,405	0.06%	48.61%
2008	0.00%	8,429	5.739062	48,374	0.00%	-42.03%
2007	0.00%	5,678	9.900064	56,213	0.00%	-1.00%	9/18/2007
M Large Cap Growth Fund (MFTCG)
2010	0.00%	21,687	9.253931	200,690	0.38%	23.06%
2009	0.00%	13,319	7.519606	100,154	0.55%	37.40%
2008	0.00%	6,432	5.472607	35,199	0.02%	-48.97%
2007	0.00%	3,248	10.724819	34,834	0.00%	7.25%	9/18/2007
International Portfolio - S Class Shares (AMINS)
2008	0.00%	25,895	8.019658	207,668	0.00%	-46.44%
2007	0.00%	47,864	14.972222	716,630	3.38%	3.21%
2006	0.00%	12,944	14.506093	187,767	0.37%	23.45%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Regency Portfolio - S Class Shares (AMRS)
2008	0.00%	26,414	$7.206627	$190,356	1.04%	-45.95%
2007	0.00%	18,746	13.332382	249,929	0.39%	3.05%
2006	0.00%	9,160	12.937253	118,505	0.45%	10.94%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.00%	1,901	9.925489	18,868	0.00%	19.61%
2009	0.00%	2,205	8.298232	18,298	0.00%	22.75%
2008	0.00%	2,561	6.760031	17,312	0.00%	-39.47%
2007	0.00%	2,424	11.168606	27,073	0.00%	0.52%
2006	0.00%	1,320	11.111353	14,667	0.00%	5.25%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.00%	12,033	13.228911	159,183	0.02%	22.85%
2009	0.00%	61,680	10.767989	664,170	2.26%	31.43%
2008	0.00%	54,272	8.193158	444,659	1.36%	-39.44%
2007	0.00%	85,608	13.529389	1,158,224	0.10%	7.61%
2006	0.00%	16,878	12.572219	212,194	0.11%	13.70%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	27,288	10.376282	283,148	0.27%	44.52%
2008	0.00%	23,978	7.179944	172,160	0.13%	-45.52%
2007	0.00%	18,658	13.178440	245,883	0.20%	14.15%
2006	0.00%	19,526	11.544928	225,426	0.19%	7.95%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.00%	57,376	14.623513	839,039	1.30%	15.97%
2009	0.00%	48,626	12.609317	613,141	2.01%	39.70%
2008	0.00%	33,763	9.026171	304,751	1.35%	-40.19%
2007	0.00%	23,236	15.092302	350,685	0.94%	6.34%
2006	0.00%	10,284	14.192798	145,959	0.50%	17.69%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.00%	25,362	2.964546	75,187	6.29%	14.68%
2009	0.00%	46,755	2.584961	120,860	0.00%	26.75%
2008	0.00%	6,619	2.039384	13,499	5.41%	-78.89%
2007	0.00%	1,914	9.661022	18,491	0.00%	-3.39%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.00%	439	3.447769	1,514	6.37%	14.81%
2009	0.00%	700	3.002931	2,102	0.00%	25.32%
2008	0.00%	873	2.396292	2,092	7.99%	-78.67%
2007	0.00%	1,106	11.235173	12,426	7.49%	-0.10%
2006	0.00%	924	11.246592	10,392	5.83%	9.42%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.00%	78,508	11.825046	928,361	1.11%	16.11%
2009	0.00%	89,913	10.184591	915,727	1.63%	28.29%
2008	0.00%	82,941	7.938976	658,467	1.29%	-38.47%
2007	0.00%	57,410	12.902441	740,729	0.73%	4.42%
2006	0.00%	9,596	13.148448	126,173	0.08%	15.00%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.00%	34,302	13.672847	469,006	0.48%	23.41%
2009	0.00%	49,035	11.079617	543,289	1.09%	37.20%
2008	0.00%	58,050	8.075736	468,796	0.47%	-37.83%
2007	0.00%	32,394	12.989416	420,779	0.22%	-1.21%
2006	0.00%	29,914	12.355835	369,612	0.78%	15.02%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2010	0.00%	36,138	12.004915	433,834	1.40%	9.48%
2009	0.00%	6,424	10.965488	70,442	0.26%	9.65%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2010	0.00%	112,919	11.630295	1,313,281	1.76%	5.29%
2009	0.00%	26,072	11.045905	287,989	1.51%	10.46%	4/30/2009

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio - II (TRBCG2)
2010	0.00%	14	$13.126208	$184	0.00%	16.00%
2009	0.00%	34,091	11.315697	385,763	0.00%	41.79%
2008	0.00%	73,411	7.980543	585,859	0.15%	-42.65%
2007	0.00%	27,656	13.915435	384,845	0.13%	12.49%
2006	0.00%	9,996	12.370493	123,655	0.43%	9.33%
Equity Income Portfolio - II (TREI2)
2009	0.00%	36,899	10.380043	383,013	1.82%	25.25%
2008	0.00%	32,472	8.287351	269,107	2.35%	-36.26%
2007	0.00%	14,258	13.002714	185,393	1.63%	3.03%
2006	0.00%	5,252	12.620348	66,282	1.64%	18.65%
Health Sciences Portfolio - II (TRHS2)
2010	0.00%	1,253	10.636434	13,327	0.00%	6.36%	5/3/2010
Limited - Term Bond Portfolio - II (TRLT2)
2008	0.00%	5,231	11.230967	58,749	3.64%	1.31%
2007	0.00%	466	11.086232	5,166	4.04%	5.23%
2006	0.00%	98	10.535464	1,032	0.42%	4.03%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2010	0.00%	15,955	11.916501	190,128	0.00%	19.17%	5/3/2010
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.00%	322,433	10.360806	3,340,666	1.01%	8.67%
2009	0.00%	94,099	9.533783	897,119	0.14%	25.05%
2008	0.00%	6,405	7.624275	48,833	0.96%	-23.76%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2010	0.00%	6,810	11.160539	76,003	1.86%	17.11%
2009	0.00%	2,569	9.530163	24,483	0.90%	13.23%
2008	0.00%	3	8.416983	25	0.00%	-15.83%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2010	0.00%	25,441	11.592060	294,914	2.78%	6.04%
2009	0.00%	10,627	10.931821	116,172	1.83%	7.16%
2008	0.00%	2,000	10.201066	20,402	0.13%	2.01%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2010	0.00%	19,900	10.958527	218,075	0.91%	20.89%
2009	0.00%	7,675	9.064570	69,571	0.65%	24.02%
2008	0.00%	1,458	7.308863	10,656	0.24%	-26.91%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2010	0.00%	21,311	10.047011	214,112	0.98%	16.37%
2009	0.00%	12,273	8.633605	105,960	0.58%	17.88%
2008	0.00%	1,581	7.323854	11,579	0.11%	-26.76%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2010	0.00%	10,177	9.412267	95,789	0.26%	21.96%
2009	0.00%	4,780	7.717746	36,891	0.00%	40.48%
2008	0.00%	77	5.493770	423	0.29%	-45.06%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2010	0.00%	37,409	8.521264	318,772	0.00%	17.06%
2009	0.00%	20,574	7.279176	149,762	0.00%	73.64%
2008	0.00%	4,390	4.192055	18,403	5.19%	-58.08%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2010	0.00%	15,030	10.137791	152,371	0.54%	12.58%
2009	0.00%	7,390	9.004979	66,547	0.26%	27.07%
2008	0.00%	1,331	7.086429	9,432	0.00%	-29.14%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2010	0.00%	23,825	13.473317	321,002	6.56%	14.86%
2009	0.00%	8,647	11.730371	101,433	4.75%	46.42%
2008	0.00%	2,010	8.011550	16,103	1.43%	-19.88%	7/25/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2010	0.00%	18,448	$9.869648	$182,075	0.91%	14.79%
2009	0.00%	9,348	8.598329	80,377	0.80%	26.89%
2008	0.00%	2,086	6.776160	14,135	0.58%	-32.24%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2010	0.00%	11,781	10.887910	128,270	1.16%	14.09%
2009	0.00%	6,214	9.543084	59,301	2.44%	36.97%
2008	0.00%	733	6.967466	5,107	0.82%	-30.33%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2010	0.00%	5,677	12.248345	69,534	0.00%	40.85%
2009	0.00%	3,588	8.695716	31,200	0.00%	41.29%
2008	0.00%	3	6.154606	18	0.00%	-38.45%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2010	0.00%	8,350	14.112979	117,843	0.03%	31.56%
2009	0.00%	3,952	10.727709	42,396	0.00%	46.66%
2008	0.00%	104	7.314577	761	0.00%	-26.85%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2010	0.00%	14,780	10.179140	150,448	0.08%	0.08%
2009	0.00%	19,956	10.171477	202,982	0.78%	1.02%
2008	0.00%	9,084	10.068911	91,466	0.15%	0.69%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.00%	433	10.127592	4,385	1.22%	8.37%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
2010	0.00%	21,892	11.173084	244,601	1.08%	15.53%
2009	0.00%	10,521	9.671369	101,752	0.24%	23.32%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
2010	0.00%	8,520	11.103054	94,598	0.41%	9.38%
2009	0.00%	615	10.151169	6,243	0.03%	12.95%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2010	0.00%	79,043	11.189027	884,414	0.64%	12.63%
2009	0.00%	41,362	9.934421	410,908	0.19%	17.95%
2008	0.00%	4,780	8.422293	40,259	0.00%	-15.78%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2010	0.00%	83,892	11.248161	943,631	0.73%	14.46%
2009	0.00%	50,451	9.826989	495,781	0.18%	20.70%
2008	0.00%	9,522	8.141331	77,522	0.00%	-18.59%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2010	0.00%	4,973	11.128058	55,340	0.87%	10.97%
2009	0.00%	982	10.028059	9,848	0.00%	15.12%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2010	0.00%	4,581	10.351416	47,420	1.61%	28.51%
2009	0.00%	2,749	8.055120	22,144	2.30%	23.62%
2008	0.00%	412	6.515876	2,685	1.94%	-34.84%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2010	0.00%	27,320	12.007564	328,047	0.00%	12.75%
2009	0.00%	12,301	10.649440	130,999	0.00%	43.84%
2008	0.00%	231	7.403637	1,710	0.00%	-25.96%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2010	0.00%	11,308	12.398273	140,200	0.00%	28.85%
2009	0.00%	6,068	9.622434	58,389	0.16%	34.72%
2008	0.00%	231	7.142413	1,650	0.00%	-28.58%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2010	0.00%	11,553	13.010697	150,313	0.06%	26.41%
2009	0.00%	5,551	10.292224	57,132	0.00%	29.15%
2008	0.00%	144	7.969357	1,148	0.25%	-20.31%	7/25/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2010	0.00%	5,245	$11.710184	$61,420	0.82%	18.71%
2009	0.00%	2,895	9.864810	28,559	1.69%	26.64%
2008	0.00%	261	7.789549	2,033	0.34%	-22.10%	7/25/2008
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.00%	17,571	16.735960	294,068	0.00%	26.77%
2009	0.00%	1,548	13.201660	20,436	0.00%	32.02%	5/1/2009
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	71,365	7.252787	517,595	0.00%	-46.11%
2007	0.00%	84,110	13.458816	1,132,021	0.00%	9.01%
2006	0.00%	60,450	12.345868	746,308	0.00%	9.91%

2010	Contract owners equity:				$130,554,358
2009	Contract owners equity:				$77,699,179
2008	Contract owners equity:				$38,340,805
2007	Contract owners equity:				$32,958,038
2006	Contract owners equity:				$14,548,089
*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.